UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-07695)

The Hennessy Mutual Funds, Inc.
(Exact name of registrant as specified in charter)

7250 Redwood Blvd., Suite 200
Novato, CA 94945
(Address of principal executive offices) (Zip code)

Neil J. Hennessy
7250 Redwood Blvd., Suite 200
Novato, CA 94945
(Name and address of agent for service)

800-966-4354
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2011

Date of reporting period:  October 31, 2011
Updated August 1, 2011

Item 1. Reports to Stockholders.

HENNESSY FUNDS

ANNUAL REPORT

OCTOBER 31, 2011

Hennessy Cornerstone Growth Fund
Hennessy Focus 30 Fund
Hennessy Cornerstone Large Growth Fund
Hennessy Cornerstone Value Fund
Hennessy Total Return Fund
Hennessy Balanced Fund

Contents

Letter to shareholders	1
Performance overview (unaudited)
Hennessy Cornerstone Growth Fund	4
Hennessy Focus 30 Fund	7
Hennessy Cornerstone Large Growth Fund	9
Hennessy Cornerstone Value Fund	11
Hennessy Total Return Fund	13
Hennessy Balanced Fund	14
Financial statements
Schedules of investments
Hennessy Cornerstone Growth Fund	15
Hennessy Focus 30 Fund	22
Hennessy Cornerstone Large Growth Fund	26
Hennessy Cornerstone Value Fund	30
Hennessy Total Return Fund	35
Hennessy Balanced Fund	40
Statements of assets and liabilities	44
Statements of operations	46
Statements of changes in net assets	48
Statement of cash flows – Hennessy Total Return Fund	55
Financial highlights
Hennessy Cornerstone Growth Fund	56
Hennessy Focus 30 Fund	60
Hennessy Cornerstone Large Growth Fund	64
Hennessy Cornerstone Value Fund	68
Hennessy Total Return Fund	72
Hennessy Balanced Fund	74
Notes to the financial statements	77
Report of Independent Registered Public Accounting Firm	89
Directors/Trustees and Officers of the Funds	90
Expense example	9
Proxy voting policy	98
Quarterly Filings on Form N-Q	98
Federal Tax Distribution Information	98
Privacy Policy	99

WWW.HENNESSYFUNDS.COM

December, 2011

Dear Hennessy Funds Shareholder:

It has been three years since the beginning of the current financial crisis, and I don’t know about you, but I am ready for the roller coaster ride to come to an end.  Volatility, fear and a lack of actionable direction from our leaders in Washington continue to plague the investing landscape. Investors who have been pummeled with negative economic news remain scared, so it’s no surprise that confidence is at an all time low.  In markets like these there is an expression that investors are “climbing the wall of worry.”  We have had such bad news for so long that I think we are at the top of the wall and investors are now “clinging to the wall of worry,” hanging on for dear life.

With all the news headlines and financial data bombarding the average investor daily, it is difficult for many to comprehend what is really happening.  I want to take a step back from all of the media “noise” and share my thoughts on the financial markets.  First, let’s take a look at the recent hyper-volatility.  Before August 4th of this year, there were no days that the market closed up or down 300 points.  Since August 4th we’ve had 13 days of plus or minus 300 point swings on the Dow Jones. I don’t see that anything has fundamentally changed since August 4th.  I truly believe that this volatility is a direct result of the emotions that are currently driving investing decisions.  This past August investors pulled more money out of equity mutual funds than at any time since the crash in March of 2008. What is sad is that the S&P 500 and the Dow Jones, among other indices, have gained significantly since their lows three years ago, and many investors may have missed out on those returns by letting emotion guide them to poor decisions. I don’t think the media machine will slow down, but I do believe its time for all of us to filter out all the negative noise, look at the fundamentals and get back to investing basics.

If investors could separate what is happening in Washington politics and what is happening in the European Union from what is happening with U.S. companies, they would see that companies in the U.S. have been, in fact, doing very well.  I believe the only major stumbling block that we have, and that we’ve had for some time, is a lack of clarity coming from Washington on taxes, healthcare and regulation.  That lack of clarity is preventing companies from hiring.  Many U.S. companies are sitting on mountains of cash, over $2 trillion in the S&P 500 companies alone, and rather than using that cash to hire, they have been deploying capital in other areas:

HENNESSY FUNDS	1-800-966-4354

•	Initiating dividends
•	Increasing dividends
•	Stock buy backs
•	Internal infrastructure
•	Acquisitions

Despite the issues facing the economy and the markets, for the twelve-month period ended October 31, 2011, the major indices saw moderate growth, returning approximately 8-10%.  Mid-cap stocks led both their large- and small-cap counterparts during the period, and growth stocks outperformed value stocks.  The problems with Washington remain, and will likely only get worse as we move into another election period. Therefore, I am expecting another year with slow to moderate growth. That doesn’t mean there aren’t great stocks to buy – there are.  Quality names, particularly those paying strong dividends, have continued to perform well.  If you look at the 30 companies in the Dow Jones, they are yielding 3.19% as of November 30, 2011, which is higher than a 10-year U.S. Treasury bond.

We know there are obstacles that the economy will continue to struggle through, but we also see that several of the key fundamentals appear stronger today than they were during the financial crisis three years ago.  No matter what metric investors might look at, the numbers would tell you that the U.S. market is currently undervalued. If you look at price-to-book, price-to-sales, price-to-earnings or price-to-cash-flow, the market is far below its historical norm of the past five or ten years.  I’m not going back thirty years, just five or ten.  It might surprise some, but corporate profits are actually at an all-time high. As investors regain their confidence and return to investing based on facts and fundamentals, I believe we should return to solid, long-term market gains.

Despite the volatile markets, we remain steadfastly focused on long-term investing and adherence to our proven investment formulas. Thank you for your continued confidence and investment in Hennessy Funds.  If you have any questions or want to speak with us directly, please don’t hesitate to call us at (800) 966-4354.

Best regards,

Neil J. Hennessy
Portfolio Manager & Chief Investment Officer

Past performance does not guarantee future results.

Mutual fund investing involves risk. Principal loss is possible.

WWW.HENNESSYFUNDS.COM

Small and medium-capitalization companies tend to have limited liquidity and greater price volatility than large-capitalization companies.

Opinions expressed are those of Neil Hennessy and are subject to change, are not guaranteed and should not be considered investment advice.

The Dow Jones Industrial Average and the S&P 500 Index are unmanaged indices of common stocks comprised of major industrial companies and assumes reinvestment of dividends. You cannot invest directly in an index.

The Price to Book Ratio compares a stock’s market value to the value of total assets less total liabilities.

The Price to Sales Ratio is a tool for calculating a stock’s valuation relative to other companies, calculated by dividing a stock’s current price by its revenue per share.

The Price to Earnings Ratio reflects the multiple of earnings at which a stock sells.

The Price to Cash Flow Ratio takes the current Price divided by Cash Flow per share for the trailing twelve months.

HENNESSY FUNDS	1-800-966-4354

Hennessy Cornerstone Growth Fund
Original Class Shares (HFCGX)

AVERAGE ANNUAL TOTAL RETURN PERIODS ENDED OCTOBER 31, 2011

				Since Inception
	One Year	Five Years	Ten Years	(11/1/96)
Hennessy Cornerstone
Growth Fund – Original Class	-3.02%	-8.37%	3.73%	7.12%
Russell 2000 Index	6.71%	0.68%	7.02%	6.72%
S&P 500 Index	8.09%	0.25%	3.69%	5.78%

Gross expense ratio: 1.34%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.hennessyfunds.com.  The gross expense ratio presented is that from the most recent prospectus.

PERFORMANCE NARRATIVE

The Hennessy Cornerstone Growth Fund fell -3.02% for the twelve-month period ended October 31, 2011, underperforming the Russell 2000 Index, which returned 6.71%, and the S&P 500 Index, which returned 8.09% for the same period. The Fund’s underperformance to the Russell 2000 Index is primarily due to specific stock selection within the Information Technology and Consumer Discretionary sectors. This decline offset positive stock selection and sector allocation within Energy stocks, which outperformed alongside Materials stocks as oil and commodities prices rebounded from last year. Despite positive effects from our underweight position in the Financials sector relative to the S&P 500, stock selection within that sector contributed to the Fund’s underperformance. Information Technology stock Power One (down over 50%) was the largest negative contributor. The solar power converter company managed to top analysts’ earnings expectation by 20% in January, but they never recovered after the company lowered top line revenue expectations for 2011. Our investment in Grupo Financiero Galicia (down nearly 45%), an Argentinian commercial bank and the country’s largest consumer lender, was hurt by lower than expected results coupled with a decline in the value of their dollar-denominated government bond holdings. CPY Corporation, a portrait photography company, was the worst performing stock in the portfolio during the period (down nearly 80%) as the company’s customer base was disproportionally affected by the weak economy.  The biggest gainer in the Fund was PriceSmart (up 100%), an international provider of bulk merchandise in Latin America and Asia under the PriceCostco and PriceSmart brands, which continued to post exceptional earnings throughout the year.

WWW.HENNESSYFUNDS.COM

CHANGE IN VALUE OF $10,000 INVESTMENT

This chart assumes an initial gross investment of $10,000 made on October 31, 2001. Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

HENNESSY FUNDS	1-800-966-4354

Hennessy Cornerstone Growth Fund
Institutional Class Shares (HICGX)

AVERAGE ANNUAL TOTAL RETURN PERIODS ENDED OCTOBER 31, 2011

		Since Inception
	One Year	(3/3/08)
Hennessy Cornerstone
Growth Fund – Institutional Class	-2.70%	-7.43%
Russell 2000 Index	6.71%	3.66%
S&P 500 Index	8.09%	0.56%

Gross expense ratio: 1.09%.  Net expense ratio: 0.98%.  The expense ratio is contractually capped at 0.98% indefinitely.

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.hennessyfunds.com.  Investment performance reflects fee waivers in effect.  In the absence of such waivers, total return would be reduced.  The expense ratios presented are that from the most recent prospectus.

CHANGE IN VALUE OF $250,000 INVESTMENT

*  Inception date

This chart assumes an initial gross investment of $250,000 (minimum investment) made on March 3, 2008 (inception date of share class). Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The S&P 500 Index and Russell 2000 Index are unmanaged indices commonly used to measure the performance of U.S. Stocks. You cannot invest directly in an index. Small and medium-capitalization companies tend to have limited liquidity and greater price volatility than large-capitalization companies. Investments in foreign securities involve greater volatility and political, economic and currency risk and differences in accounting methods. References to specific securities should not be considered a recommendation to buy or sell any security. Fund holdings and sector allocations are subject to change. Please refer to the included Schedule of Investments.

WWW.HENNESSYFUNDS.COM

Hennessy Focus 30 Fund
Original Class Shares (HFTFX)

AVERAGE ANNUAL TOTAL RETURN PERIODS ENDED OCTOBER 31, 2011

			Since Inception
	One Year	Five Years	(9/17/03)
Hennessy Focus 30 Fund –
Original Class	8.68%	3.13%	9.23%
S&P Midcap 400 Index	8.55%	4.01%	8.13%
S&P 500 Index	8.09%	0.25%	4.57%

Gross expense ratio: 1.40%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.hennessyfunds.com.  The gross expense ratio presented is that from the most recent prospectus.

PERFORMANCE NARRATIVE

The Hennessy Focus 30 Fund returned 8.68% for the twelve-month period ended October 31, 2011, outperforming both the S&P Midcap 400 and the S&P 500 Index, which returned 8.55% and 8.09% respectively for the same period. The Fund’s overweight position in the Consumer Discretionary sector, combined with stock selection was a primary reason for the portfolio’s outperformance over the past year. This allocation helped to overcome the negative contribution from stock selection within the Industrials sector. We had three stocks within the Consumer Discretionary sector that were up over 50% during the period: Ulta Salon Cosmetics (123%), Tractor Supply (84%) and Dollar Tree (58%). Their relative outperformance demonstrated what we have been saying for quite some time, that consumer spending is not dead and that lower-end retailers and do-it-yourself retailers would be able to grow during the recovery as consumers looked to get more value for their dollar. The worst performing stock was specialty chemical company Ferro (down 55%), which reported disappointing earnings on the back of weakness in their solar panel business. Ferro is no longer a holding in the Fund.

CHANGE IN VALUE OF $10,000 INVESTMENT

This chart assumes an initial gross investment of $10,000 made on September 17, 2003 (inception). Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

HENNESSY FUNDS	1-800-966-4354

Hennessy Focus 30 Fund
Institutional Class Shares (HIFTX)

AVERAGE ANNUAL TOTAL RETURN PERIODS ENDED OCTOBER 31, 2011

		Since Inception
	One Year	(3/3/08)
Hennessy Focus 30 Fund – Institutional Class	9.12%	2.76%
S&P Midcap 400 Index	8.55%	4.86%
S&P 500 Index	8.09%	0.56%

Gross expense ratio: 1.17%.  Net expense ratio: 0.99% (includes 0.01% acquired fund fees and expenses).  The expense ratio is contractually capped at 0.98% indefinitely (not including acquired fund fees and expenses).

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.hennessyfunds.com.  Investment performance reflects fee waivers in effect.  In the absence of such waivers, total return would be reduced.  The expense ratios presented are that from the most recent prospectus.

CHANGE IN VALUE OF $250,000 INVESTMENT

*  Inception date

This chart assumes an initial gross investment of $250,000 (minimum investment) made on March 3, 2008 (inception date of share class). Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The S&P 500 Index and S&P Midcap 400 Index are unmanaged indices commonly used to measure the performance of U.S. Stocks. You cannot invest directly in an index. Small and medium-capitalization companies tend to have limited liquidity and greater price volatility than large-capitalization companies. References to specific securities should not be considered a recommendation to buy or sell any security. Fund holdings and sector allocations are subject to change. Please refer to the included Schedule of Investments.

WWW.HENNESSYFUNDS.COM

Hennessy Cornerstone Large Growth Fund
Original Class Shares (HFLGX)

AVERAGE ANNUAL TOTAL RETURN PERIODS ENDED OCTOBER 31, 2011

		Since Inception
	One Year	(3/20/09)
Hennessy Cornerstone Large
Growth Fund – Original Class*	6.70%	26.87%
Russell 1000 Index	8.01%	23.75%
S&P 500 Index	8.09%	23.05%

Gross expense ratio: 1.30%.

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.hennessyfunds.com.  The gross expense ratio presented is that from the most recent prospectus.

*
On March 20, 2009, the Tamarack Large Cap Growth Fund was reorganized into the Hennessy Cornerstone Large Growth Fund. At that time, the Fund began utilizing a purely quantitative formula to choose stocks for the portfolio, which differs from the investment strategy employed by the previous investment manager.  Accordingly, performance is being reported for the period after the reorganization.

PERFORMANCE NARRATIVE

The Hennessy Cornerstone Large Growth Fund returned 6.70% for the twelve-month period ended October 31, 2011, underperforming both the Russell 1000 Index and the S&P 500 Index, which returned 8.01% and 8.09% respectively for the same period. The largest contributor to the Fund’s performance during the year was our allocation and stock selection in the Financials sectors, while allocation and stock selection in the Energy sector were negative contributors to overall performance. Our relative underweighting of the Financials sector versus both the Russell 1000 and S&P 500 helped performance of the Fund, as did the selection of credit rating agency Moody’s Corporation (up 42%). That stock has performed well in large part due to double digit earnings and top line revenue growth. The single largest negative contributor to the Fund’s overall performance was Cablevision Systems (down 41%) as the company faced increasingly stiff competition from incumbent telephone companies and satellite service providers. We continue to hold shares in the company though at much reduced levels because of its spin-off of AMC Networks in June of this year.

CHANGE IN VALUE OF $10,000 INVESTMENT

*  Inception date

This chart assumes an initial gross investment of $10,000 made on March 20, 2009 (inception). Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

HENNESSY FUNDS	1-800-966-4354

Hennessy Cornerstone Large Growth Fund
Institutional Class Shares (HILGX)

AVERAGE ANNUAL TOTAL RETURN PERIODS ENDED OCTOBER 31, 2011

		Since Inception
	One Year	(3/20/09)
Hennessy Cornerstone Large
Growth Fund – Institutional Class	6.99%	27.25%
Russell 1000 Index	8.01%	23.75%
S&P 500 Index	8.09%	23.05%

Gross expense ratio: 1.16%.  Net expense ratio: 0.98%.  The expense ratio is contractually capped at 0.98% indefinitely.

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.hennessyfunds.com.  Investment performance reflects fee waivers in effect.  In the absence of such waivers, total return would be reduced.  The expense ratios presented are that from the most recent prospectus.

CHANGE IN VALUE OF $250,000 INVESTMENT

*  Inception date

This chart assumes an initial gross investment of $250,000 (minimum investment) made on March 20, 2009 (inception date). Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The S&P 500 and Russell 1000 are unmanaged indices commonly used to measure the performance of U.S. stocks. One cannot invest directly in an index.  The Fund may invest in medium-capitalization companies, which tend to have limited liquidity and greater price volatility than large-capitalization companies. References to specific securities should not be considered a recommendation to buy or sell any security. Fund holdings and sector allocations are subject to change. Please refer to the included Schedule of Investments.

WWW.HENNESSYFUNDS.COM

Hennessy Cornerstone Value Fund
Original Class Shares (HFCVX)

AVERAGE ANNUAL TOTAL RETURN PERIODS ENDED OCTOBER 31, 2011

				Since Inception
	One Year	Five Years	Ten Years	(11/1/96)
Hennessy Cornerstone
Value Fund – Original Class	5.58%	-0.20%	4.54%	5.28%
Russell 1000 Value Index	6.16%	-2.05%	4.57%	6.56%
S&P 500 Index	8.09%	0.25%	3.69%	5.78%

Gross expense ratio: 1.30%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.hennessyfunds.com.  The gross expense ratio presented is that from the most recent prospectus.

PERFORMANCE NARRATIVE

The Hennessy Cornerstone Value Fund returned 5.58% for the twelve-month period ended October 31, 2011, underperforming the Russell 1000 Value Index, which returned 6.16%, and the S&P 500 Index, which returned 8.09% for the same period. The Fund’s performance was aided by both asset allocation and stock selection in the Financial and Consumer Staples sectors. Stock selection in the Telecom Service sector and the portfolio’s underweight position in the Utilities sectors hurt its relative performance. Russian mobile telephone provider, Mobile Telesystems (down 31%), was the largest negative contributor within the Telecom Services sector. The largest single negative performing stock was Companhia Siderurgica (down 41%), a manufacturer of iron and steel in Brazil. The company remains in the Fund as it meets all of our selection criteria and is currently yielding over 7.5%. Our relative underweight position in Financials helped Fund performance and the one stock we did own in the sector, Marsh & McLennan (up 26%), was bolstered by increases in both top line revenues and earnings. Within the Consumer Staples sector, both our overweighting of the sector relative to the benchmarks and stocks like Philip Morris (up 25%), ConAgra Foods (up 17%) and Diageo (up 16%) helped the overall performance of the Fund. The best performing stock in the portfolio during the period was Intel (up 26%), which has been able to significantly increase both revenues and earnings over the last year.

CHANGE IN VALUE OF $10,000 INVESTMENT

This chart assumes an initial gross investment of $10,000 made on October 31, 2001. Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

HENNESSY FUNDS	1-800-966-4354

Hennessy Cornerstone Value Fund
Institutional Class Shares (HICVX)

AVERAGE ANNUAL TOTAL RETURN PERIODS ENDED OCTOBER 31, 2011

		Since Inception
	One Year	(3/3/08)
Hennessy Cornerstone Value Fund – Institutional Class	6.00%	1.46%
Russell 1000 Value Index	6.16%	-1.71%
S&P 500 Index	8.09%	0.56%

Gross expense ratio: 1.11%. Net expense ratio: 0.99% (includes 0.01% acquired fund fees and expenses).  The expense ratio is contractually capped at 0.98% indefinitely (not including acquired fund fees and expenses).

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.hennessyfunds.com.  Investment performance reflects fee waivers in effect.  In the absence of such waivers, total return would be reduced.  The expense ratios presented are that from the most recent prospectus.

CHANGE IN VALUE OF $250,000 INVESTMENT

*  Inception date

This chart assumes an initial gross investment of $250,000 (minimum investment) made on March 3, 2008 (inception date of share class). Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Russell 1000 Value Index and S&P 500 Index are unmanaged indices commonly used to measure the performance of U.S. Stocks. You cannot invest directly in an index. The Fund may invest in medium-capitalization companies which tend to have limited liquidity and greater price volatility than large-capitalization companies. Investments in foreign securities involve greater volatility and political, economic and currency risk and differences in accounting methods. References to specific securities should not be considered a recommendation to buy or sell any security. Fund holdings and sector allocations are subject to change. Please refer to the included Schedule of Investments.

WWW.HENNESSYFUNDS.COM

Hennessy Total Return Fund
Original Class Shares (HDOGX)

AVERAGE ANNUAL TOTAL RETURN PERIODS ENDED OCTOBER 31, 2011

				Since Inception
	One Year	Five Years	Ten Years	(7/29/98)
Hennessy Total Return Fund	10.22%	0.21%	4.06%	3.13%
Dow Jones Industrial Average	10.39%	2.55%	5.36%	4.57%
S&P 500 Index	8.09%	0.25%	3.69%	2.63%

Gross expense ratio: 1.34%
Expenses net of interest expense: 1.26%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.hennessyfunds.com.  The gross expense ratio presented is that from the most recent prospectus.
PERFORMANCE NARRATIVE

The Hennessy Total Return Fund returned 10.22% for the twelve-month period ended October 31, 2011, slightly underperforming the Dow Jones Industrial Average, which returned 10.39%, but outperforming the S&P 500 Index, which returned 8.09%, for the same period. While there were continued low yields on Treasury Bills, which make up approximately 25% of the Fund’s assets, the Fund’s 75% equity weighting was able to capture nearly the full move of the Dow Jones Industrial Average, and it was able to outperform the broader equity market index of the S&P 500 over the year. The Fund’s largest holdings, Intel, Verizon and Pfizer, were all positive contributors to the Fund’s performance.

CHANGE IN VALUE OF $10,000 INVESTMENT

This chart assumes an initial gross investment of $10,000 made on October 31, 2001. Returns shown include the reinvestment of all dividend and other distributions. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Dow Jones Industrial Average and S&P 500 Index are unmanaged indices commonly used to measure the performance of U.S. Stocks. You cannot invest directly in an index. The Hennessy Total Return Fund is non-diversified, meaning it may concentrate its assets in fewer individual holdings than a diversified fund, making it more exposed to individual stock volatility than a diversified fund. References to specific securities should not be considered a recommendation to buy or sell any security. Fund holdings are subject to change. Please refer to the included Schedule of Investments.

HENNESSY FUNDS	1-800-966-4354

Hennessy Balanced Fund
Original Class Shares (HBFBX)

AVERAGE ANNUAL TOTAL RETURN PERIODS ENDED OCTOBER 31, 2011

				Since Inception
	One Year	Five Years	Ten Years	(3/8/96)
Hennessy Balanced Fund	7.16%	1.36%	2.96%	3.98%
Dow Jones Industrial Average	10.39%	2.55%	5.36%	7.45%
S&P 500 Index	8.09%	0.25%	3.69%	6.34%

Gross expense ratio: 1.66%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.hennessyfunds.com.  The gross expense ratio presented is that from the most recent prospectus.
PERFORMANCE NARRATIVE

The Hennessy Balanced Fund returned 7.16% for the twelve-month period ended October 31, 2011, lagging both the Dow Jones Industrial Average, which returned 10.39%, and the S&P 500 Index, which returned 8.09% for the same period. The Fund’s relative underperformance to the indices is due primarily to the continued low yields on Treasury Bills. The Fund’s position of approximately 50% in Treasuries did not allow it to fully capture the performance of the equity markets over the year. While the portfolio may underperform the indices in periods where equities rise sharply, the strategy is geared to capture near market returns with a lower risk profile, since only half of the assets are invested in equities. The Fund’s largest holdings, Intel, Verizon and Pfizer, were all positive contributors to the Fund’s performance.

CHANGE IN VALUE OF $10,000 INVESTMENT

This chart assumes an initial gross investment of $10,000, made on October 31, 2001. Returns shown include the reinvestment of all dividend and other distributions. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Dow Jones Industrial Average and S&P 500 Index are unmanaged indices commonly used to measure the performance of U.S. Stocks. You cannot invest directly in an index. The Hennessy Balanced Fund is non-diversified, meaning it may concentrate its assets in fewer individual holdings than a diversified fund, making it more exposed to individual stock volatility than a diversified fund. References to specific securities should not be considered a recommendation to buy or sell any security. Fund holdings are subject to change. Please refer to the included Schedule of Investments.

WWW.HENNESSYFUNDS.COM

Schedules of Investments

HENNESSY CORNERSTONE GROWTH FUND

As of October 31, 2011

(% of Net Assets)

TOP TEN EQUITY HOLDINGS	% of net assets
PriceSmart, Inc.	4.09%
Tractor Supply Co.	3.12%
Western Refining, Inc.	3.07%
Atlas Energy, L.P.	3.03%
Dillards, Inc.	2.93%
Buckeye Technologies, Inc.	2.72%
Atlas Pipeline Partners, L.P.	2.64%
Innospec, Inc.	2.62%
Sauer-Danfross, Inc.	2.32%
Titan International, Inc.	2.29%

HENNESSY FUNDS	1-800-966-4354

COMMON STOCKS – 93.46%	Number		% of Net
	of Shares	Value	Assets
Consumer Discretionary – 31.42%
Aarons, Inc.	20,300	$543,228	0.29%
Ann, Inc. (a)	131,700	3,508,488	1.88%
AutoNation, Inc. (a)	14,300	556,842	0.30%
Borg Warner, Inc. (a)	52,700	4,031,023	2.16%
Cabelas, Inc. (a)	20,500	510,860	0.27%
CBS Corp.	20,250	522,653	0.28%
Chicos FAS, Inc.	36,000	444,960	0.24%
Cost Plus, Inc. (a)	342,600	2,703,114	1.45%
CPI Corp.	123,400	736,698	0.39%
Dillards, Inc.	106,400	5,482,792	2.93%
DineEquity, Inc. (a)	63,500	2,981,960	1.59%
Dish Network Corp. (a)	18,150	438,686	0.23%
Dominos Pizza, Inc. (a)	21,900	701,457	0.38%
DSW, Inc.	10,300	539,102	0.29%
Education Management Corp. (a)	21,400	425,004	0.23%
Finish Line, Inc.	24,800	498,480	0.27%
Foot Locker, Inc.	24,000	524,640	0.28%
Genesco, Inc. (a)	10,300	607,082	0.32%
Krispy Kreme Doughnuts, Inc. (a)	482,700	3,407,862	1.82%
Libbey, Inc. (a)	243,900	3,087,774	1.65%
Lithia Motors, Inc.	27,800	571,846	0.31%
Mens Wearhouse, Inc.	16,650	514,152	0.28%
Oxford Industries, Inc.	15,350	606,325	0.32%
Penske Automotive Group, Inc.	23,800	485,282	0.26%
Pier 1 Imports, Inc. (a)	334,800	4,188,348	2.24%
Quiksilver, Inc. (a)	694,700	2,327,245	1.24%
Ruby Tuesday, Inc. (a)	258,100	2,165,459	1.16%
Sally Beauty Holdings, Inc. (a)	31,900	612,161	0.33%
Sonic Automotive, Inc.	37,850	555,259	0.30%
Tenneco, Inc. (a)	85,400	2,794,288	1.49%
The Goodyear Tire & Rubber Co. (a)	31,300	449,468	0.24%
Tractor Supply Co.	82,100	5,824,174	3.12%

The accompanying notes are an integral part of these financial statements.

WWW.HENNESSYFUNDS.COM

COMMON STOCKS	Number		% of Net
	of Shares	Value	Assets
Consumer Discretionary (Continued)
TRW Automotive Holdings Corp. (a)	67,300	$2,833,330	1.52%
Tuesday Morning Corp. (a)	639,300	2,314,266	1.24%
Valuevision Media, Inc. (a)	70,100	229,928	0.12%
		58,724,236	31.42%
Consumer Staples – 5.66%
Corn Products International, Inc.	10,000	485,000	0.26%
PriceSmart, Inc.	100,600	7,649,624	4.09%
SunOpta, Inc. (a)(b)	469,300	2,449,746	1.31%
		10,584,370	5.66%
Energy – 3.91%
Crosstex Energy, Inc.	43,400	565,502	0.30%
CVR Energy, Inc. (a)	21,300	527,388	0.28%
HollyFrontier Corp.	15,600	478,764	0.26%
Western Refining, Inc. (a)	358,800	5,733,624	3.07%
		7,305,278	3.91%
Financials – 6.87%
AmTrust Financial Services, Inc.	23,700	601,506	0.32%
Ashford Hospitality Trust, Inc.	346,000	3,079,400	1.65%
Cash America International, Inc.	9,850	539,287	0.29%
DFC Global Corp. (a)	25,550	560,056	0.30%
Grupo Financiero Galicia SA – ADR (b)	228,100	1,884,106	1.01%
iStar Financial, Inc. (a)	505,600	3,433,024	1.84%
Newcastle Investment Corp.	596,100	2,736,099	1.46%
		12,833,478	6.87%
Health Care – 1.84%
Amerigroup Corp. (a)	7,700	428,351	0.23%
Coventry Health Care, Inc. (a)	15,250	485,102	0.26%
Healthspring, Inc. (a)	12,300	663,462	0.35%
MedCath Corp. (a)	259,500	1,868,400	1.00%
		3,445,315	1.84%
Industrials – 22.80%
AAR Corp.	18,400	366,712	0.20%

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-800-966-4354

COMMON STOCKS	Number		% of Net
	of Shares	Value	Assets
Industrials (Continued)
Air Transport Services Group, Inc. (a)	441,700	$2,447,018	1.31%
Altra Holdings, Inc. (a)	22,250	327,075	0.17%
Amerco (a)	33,700	2,551,427	1.36%
Cascade Corp.	10,500	452,550	0.24%
Commercial Vehicle Group, Inc. (a)	201,200	2,219,236	1.19%
Dycom Industries, Inc. (a)	32,400	629,532	0.34%
EnPro Industries, Inc. (a)	11,400	392,616	0.21%
Greenbrier Companies, Inc.	154,100	2,867,801	1.53%
Interface, Inc.	226,900	2,958,776	1.58%
Macquarie Infrastructure Co. LLC	21,200	559,044	0.30%
Mueller Industries, Inc.	12,250	495,513	0.27%
NACCO Industries, Inc.	32,900	2,701,090	1.44%
Sauer-Danfoss, Inc.	112,200	4,344,384	2.32%
Sykes Enterprises, Inc. (a)	27,400	436,482	0.23%
The Timken Co.	73,900	3,112,668	1.67%
Titan International, Inc.	190,200	4,279,500	2.29%
Trimas Corp. (a)	179,300	3,494,557	1.87%
United Continental Holdings, Inc. (a)	135,200	2,612,064	1.40%
United Rentals, Inc. (a)	150,100	3,513,841	1.88%
US Airways Group, Inc. (a)	322,900	1,863,133	1.00%
		42,625,019	22.80%
Information Technology – 5.21%
DDi Corp.	302,900	2,783,651	1.49%
Kemet Corp. (a)	274,200	2,528,124	1.35%
Newport Corp. (a)	206,500	2,860,025	1.53%
Power One, Inc. (a)	316,800	1,568,160	0.84%
		9,739,960	5.21%
Materials – 12.88%
Buckeye Technologies, Inc.	168,000	5,080,320	2.72%
Innophos Holdings, Inc.	11,350	499,286	0.27%
Innospec, Inc.	162,200	4,898,440	2.62%
LSB Industries, Inc. (a)	12,700	449,961	0.24%

The accompanying notes are an integral part of these financial statements.
WWW.HENNESSYFUNDS.COM

COMMON STOCKS	Number		% of Net
	of Shares	Value	Assets
Materials (Continued)
Materion Corp. (a)	91,900	$2,429,836	1.30%
Mercer International, Inc. (a)	519,700	3,575,536	1.91%
Quaker Chemical Corp.	85,400	2,971,066	1.59%
Rockwood Holdings, Inc. (a)	9,750	448,890	0.24%
TPC Group, Inc. (a)	139,300	2,767,891	1.48%
Universal Stainless & Alloy (a)	11,900	448,035	0.24%
W.R. Grace & Co. (a)	12,150	507,749	0.27%
		24,077,010	12.88%
Telecommunication Services – 2.33%
General Communication, Inc. (a)	283,000	2,674,350	1.43%
IDT Corp.	122,500	1,408,750	0.75%
MetroPCS Communications, Inc. (a)	32,900	279,650	0.15%
		4,362,750	2.33%
Utilities – 0.54%
Genie Energy Ltd. (a)	122,500	1,016,750	0.54%

Total Common Stocks (Cost $194,792,944)		174,714,166	93.46%

PARTNERSHIPS – 5.67%
Energy – 5.67%
Atlas Energy, L.P.	238,400	5,657,232	3.03%
Atlas Pipeline Partners, L.P.	141,900	4,938,120	2.64%
		10,595,352	5.67%
Total Partnerships (Cost $6,753,604)		10,595,352	5.67%

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-800-966-4354

SHORT-TERM INVESTMENTS – 1.20%	Number		% of Net
	of Shares	Value	Assets
Demand Notes# – 0.43%
American Family Financial Services, 0.10%	805,690	$805,690	0.43%
Total Demand Notes (Cost $805,690)		805,690	0.43%

Money Market Funds – 0.77%
Fidelity Government Portfolio –
Institutional Class, 0.01% (c)	1,432,022	1,432,022	0.77%

Total Money Markets
(Cost $1,432,022)		1,432,022	0.77%

Total Short-Term Investments
(Cost $2,237,712)		2,237,712	1.20%

Total Investments – 100.33%
(Cost $203,784,260)		187,547,230	100.33%

Liabilities in Excess of Other Assets – (0.33)%		(617,807)	(0.33)%
TOTAL NET ASSETS – 100.00%		$186,929,423	100.00%

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	U.S. traded security of a foreign corporation.
(c)	The rate listed is the fund’s 7-day yield as of October 31, 2011.
#	Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. Interest rates listed are as of October 31, 2011.

The accompanying notes are an integral part of these financial statements.

WWW.HENNESSYFUNDS.COM

Summary of Fair Value Exposure at October 31, 2011

The following is a summary of the inputs used to value the Fund’s net assets as of October 31, 2011 (See Note 3 in the accompanying notes to the financial statements):

Common Stock	Level 1	Level 2	Level 3	Total
Consumer Discretionary	$58,724,236	$—	$—	$58,724,236
Consumer Staples	10,584,370	—	—	10,584,370
Energy	7,305,278	—	—	7,305,278
Financials	12,833,478	—	—	12,833,478
Health Care	3,445,315	—	—	3,445,315
Industrials	42,625,019	—	—	42,625,019
Information Technology	9,739,960	—	—	9,739,960
Materials	24,077,010	—	—	24,077,010
Telecommunication Services	4,362,750	—	—	4,362,750
Utilities	1,016,750	—	—	1,016,750
Total Common Stock	$174,714,166	$—	$—	$174,714,166
Partnerships
Energy	$10,595,352	—	—	$10,595,352
Total Partnerships	$10,595,352	$—	$—	$10,595,352
Short-Term Investments
Money Market Funds	$1,432,022	$—	—	$1,432,022
Demand Notes	—	805,690	—	805,690
Total Short-Term Investments	$1,432,022	$805,690	$—	$2,237,712
Total Investments in Securities	$186,741,540	$805,690	$—	$187,547,230

Transfers between levels are recognized at the end of the reporting period. During the period ended October 31, 2011, the Fund recognized no transfers between levels.

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-800-966-4354

HENNESSY FOCUS 30 FUND

As of October 31, 2011

(% of Net Assets)

TOP TEN EQUITY HOLDINGS	% of net assets
Triumph Group, Inc.	3.56%
PriceSmart, Inc.	3.36%
Sally Beauty Holdings, Inc.	3.36%
Casey’s General Stores, Inc.	3.33%
World Fuel Services Corp.	3.30%
Oneok Partners, L.P.	3.29%
Jabil Circuit, Inc.	3.29%
Towers Watson & Co.	3.28%
New Jersey Resources Corp.	3.27%
LKQ Corp.	3.26%

WWW.HENNESSYFUNDS.COM

COMMON STOCKS – 89.97%	Number		% of
	of Shares	Value	Net Assets
Consumer Discretionary – 29.04%
Dominos Pizza, Inc. (a)	171,600	$5,496,348	3.23%
Family Dollar Stores, Inc.	92,300	5,411,549	3.18%
Genesco, Inc. (a)	94,000	5,540,360	3.25%
Genuine Parts Co.	95,400	5,478,822	3.22%
HSN, Inc.	152,300	5,432,541	3.19%
LKQ Corp. (a)	190,300	5,552,954	3.26%
Petsmart, Inc.	113,900	5,347,605	3.14%
Ross Stores, Inc.	62,400	5,474,352	3.21%
Sally Beauty Holdings, Inc. (a)	298,300	5,724,377	3.36%
		49,458,908	29.04%
Consumer Staples – 9.67%
Casey’s General Stores, Inc.	114,300	5,663,565	3.33%
Dr. Pepper Snapple Group, Inc.	135,700	5,081,965	2.98%
PriceSmart, Inc.	75,300	5,725,812	3.36%
		16,471,342	9.67%
Energy – 6.51%
Tesoro Corp.	210,800	5,468,152	3.21%
World Fuel Services Corp.	140,800	5,610,880	3.30%
		11,079,032	6.51%
Industrials – 12.93%
Mueller Industries, Inc.	122,300	4,947,035	2.90%
Teledyne Technologies, Inc. (a)	99,700	5,430,659	3.19%
Towers Watson & Co.	85,132	5,593,173	3.28%
Triumph Group, Inc.	104,200	6,054,020	3.56%
		22,024,887	12.93%
Information Technology – 3.29%
Jabil Circuit, Inc.	272,300	5,598,488	3.29%

Utilities – 28.53%
Alliant Energy Corp.	131,100	5,346,258	3.14%
Centerpoint Energy, Inc.	257,500	5,366,300	3.15%
CMS Energy Corp.	259,700	5,406,954	3.18%
New Jersey Resources Corp.	118,600	5,576,572	3.27%
NiSource, Inc.	239,300	5,286,137	3.10%

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-800-966-4354

COMMON STOCKS	Number		% of
	of Shares	Value	Net Assets
Utilities (Continued)
Pinnacle West Capital Corp.	117,400	$5,351,092	3.14%
Scana Corp.	128,000	5,411,840	3.18%
UIL Holdings Corp.	161,200	5,493,696	3.23%
Westar Energy, Inc.	196,400	5,353,864	3.14%
		48,592,713	28.53%

Total Common Stocks (Cost $150,319,554)		153,225,370	89.97%

PARTNERSHIPS – 6.48%
Energy – 6.48%
Oneok Partners, L.P.	112,100	5,605,000	3.29%
Sunoco Logistics Partners, L.P.	55,200	5,425,056	3.19%

		11,030,056	6.48%

Total Partnerships (Cost $10,852,253)		11,030,056	6.48%

SHORT-TERM INVESTMENTS – 3.49%

Demand Notes# – 0.44%
American Family Financial Services, 0.10%	747,860	747,860	0.44%

Total Demand Notes (Cost $967,368)		747,860	0.44%

Money Market Funds – 3.05%
Fidelity Government Portfolio –
Institutional Class, 0.01% (b)	5,194,180	5,194,180	3.05%

Total Money Market Funds
(Cost $4,974,672)		5,194,180	3.05%

Total Short-Term Investments
(Cost $5,942,040)		5,942,040	3.49%

Total Investments – 99.94%
(Cost $167,113,847)		170,197,466	99.94%

Other Assets in Excess of Liabilities – 0.06%		97,848	0.06%
TOTAL NET ASSETS – 100.00%		$170,295,314	100.00%

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	The rate listed is the fund’s 7-day yield as of October 31, 2011.
#	Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. Interest rates listed are as of October 31, 2011.

The accompanying notes are an integral part of these financial statements.

WWW.HENNESSYFUNDS.COM

Summary of Fair Value Exposure at October 31, 2011

The following is a summary of the inputs used to value the Fund’s net assets as of October 31, 2011 (See Note 3 in the accompanying notes to the financial statements):

Common Stock	Level 1	Level 2	Level 3	Total
Consumer Discretionary	$49,458,908	$—	$—	$49,458,908
Consumer Staples	16,471,342	—	—	16,471,342
Energy	11,079,032	—	—	11,079,032
Industrials	22,024,887	—	—	22,024,887
Information Technology	5,598,488	—	—	5,598,488
Utilities	48,592,713	—	—	48,592,713
Total Common Stock	$153,225,370	$—	$—	$153,225,370
Partnerships
Energy	$11,030,056	$—	$—	$11,030,056
Total Partnerships	$11,030,056	$—	$—	$11,030,056
Short-Term Investments
Money Market Funds	$5,194,180	$—	$—	5,194,180
Demand Notes	—	747,860	—	747,860
Total Short-Term Investments	$5,194,180	$747,860	$—	$5,942,040
Total Investments in Securities	$169,449,606	$747,860	$—	$170,197,466

Transfers between levels are recognized at the end of the reporting period. During the period ended October 31, 2011, the Fund recognized no transfers between levels.

Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Warrants(1)
Balance as of 10/31/10	$—
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Purchases	—
(Sales)	—
Transfer in and/or out of Level 3	—
Balance as of 10/31/11	$—
Change in unrealized appreciation/depreciation during
the year for level 3 investments held at October 31, 2011	$—

(1)	The Lantronix, Inc. warrants held on October 31, 2010 expired in February 2011.

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-800-966-4354

HENNESSY CORNERSTONE

LARGE GROWTH FUND

As of October 31, 2011

(% of Net Assets)

TOP TEN EQUITY HOLDINGS	% of net assets
Newmont Mining Corp.	2.69%
Apollo Group, Inc.	2.43%
TJX Companies, Inc.	2.37%
International Business Machines Corp.	2.34%
Humana, Inc.	2.33%
Mattel, Inc.	2.29%
Microsoft Corp.	2.26%
Intel Corp.	2.25%
Nordstrom, Inc.	2.24%
Kimberly Clark Corp.	2.22%

WWW.HENNESSYFUNDS.COM

COMMON STOCKS – 97.94%	Number of		% of
	Shares	Value	Net Assets
Consumer Discretionary – 25.27%
Advance Auto Parts, Inc.	24,400	$1,587,708	2.04%
AMC Networks, Inc. (a)	11,925	388,994	0.50%
Apollo Group, Inc. (a)	40,100	1,898,735	2.43%
Autoliv, Inc.	21,700	1,253,609	1.61%
Best Buy Co., Inc.	55,100	1,445,273	1.85%
Cablevision Systems Corp.	35,700	516,579	0.66%
DIRECTV (a)	33,900	1,541,094	1.98%
Dish Network Corp. (a)	57,200	1,382,524	1.77%
Limited Brands, Inc.	40,000	1,708,400	2.19%
Mattel, Inc.	63,400	1,790,416	2.29%
Nordstrom, Inc.	34,400	1,743,736	2.24%
The Gap, Inc.	73,300	1,385,370	1.78%
TJX Companies, Inc.	31,400	1,850,402	2.37%
TRW Automotive Holdings Corp. (a)	29,000	1,220,900	1.56%
		19,713,740	25.27%
Consumer Staples – 12.21%
Campbell Soup Co.	49,800	1,655,850	2.12%
General Mills, Inc.	43,200	1,664,496	2.13%
Kimberly Clark Corp.	24,800	1,728,808	2.22%
Sysco Corp.	53,800	1,491,336	1.91%
Walgreen Co.	38,000	1,261,600	1.62%
Wal-Mart Stores, Inc.	30,400	1,724,288	2.21%
		9,526,378	12.21%
Energy – 7.78%
Chevron Corp.	16,400	1,722,820	2.21%
Cimarex Energy Co.	18,100	1,158,400	1.48%
Diamond Offshore Drilling, Inc.	24,000	1,572,960	2.02%
Exxon Mobil Corp.	20,700	1,616,463	2.07%
		6,070,643	7.78%
Financials – 1.91%
The Progressive Corp.	78,400	1,490,384	1.91%

Health Care – 16.12%
Aetna, Inc.	39,200	1,558,592	2.00%

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-800-966-4354

COMMON STOCKS	Number of		% of
	Shares	Value	Net Assets
Health Care (Continued)
CIGNA Corp.	35,100	$1,556,334	1.99%
Eli Lilly & Co.	43,800	1,627,608	2.09%
Forest Laboratories, Inc. (a)	49,900	1,561,870	2.00%
Gilead Sciences, Inc. (a)	41,100	1,712,226	2.19%
HCA Holdings, Inc. (a)	48,500	1,137,325	1.46%
Humana, Inc.	21,400	1,816,646	2.33%
UnitedHealth Group, Inc.	33,500	1,607,665	2.06%
		12,578,266	16.12%
Industrials – 9.31%
General Dynamics Corp.	22,400	1,437,856	1.84%
Lockheed Martin Corp.	21,100	1,601,490	2.05%
Raytheon Co.	34,000	1,502,460	1.93%
The Boeing Co.	21,200	1,394,748	1.79%
The Timken Co.	31,600	1,330,992	1.70%
		7,267,546	9.31%
Information Technology – 17.55%
Applied Materials, Inc.	112,400	1,384,768	1.77%
Dell, Inc. (a)	100,200	1,584,162	2.03%
Harris Corp.	34,300	1,294,825	1.66%
Hewlett-Packard Co.	40,800	1,085,688	1.39%
Intel Corp.	71,600	1,757,064	2.25%
International Business Machines Corp.	9,900	1,827,837	2.34%
LAM Research Corp. (a)	35,500	1,526,145	1.96%
Microsoft Corp.	66,100	1,760,243	2.26%
Texas Instruments, Inc.	48,000	1,475,040	1.89%
		13,695,772	17.55%
Materials – 7.79%
Cliffs Natural Resources Inc.	19,600	1,337,112	1.72%
Eastman Chemical Co.	31,600	1,241,564	1.59%
Freeport-McMoRan Copper & Gold, Inc.	34,700	1,397,022	1.79%
Newmont Mining Corp.	31,400	2,098,462	2.69%

		6,074,160	7.79%

Total Common Stocks (Cost $77,797,221)		76,416,889	97.94%

The accompanying notes are an integral part of these financial statements.
WWW.HENNESSYFUNDS.COM

SHORT-TERM INVESTMENTS – 2.20%	Number		% of
	of Shares	Value	Net Assets
Money Market Funds – 2.20%
Fidelity Government Portfolio –
Institutional Class, 0.01% (b)	1,719,591	$1,719,591	2.20%

Total Short-Term Investments
(Cost $1,719,591)		1,719,591	2.20%

Total Investments – 100.14%
(Cost $79,516,812)		78,136,480	100.14%

Liabilities in Excess of Other Assets – (0.14)%		(113,368)	(0.14)%
TOTAL NET ASSETS – 100.00%		$78,023,112	100.00%

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	The rate listed is the fund’s 7-day yield as of October 31, 2011.

Summary of Fair Value Exposure at October 31, 2011

The following is a summary of the inputs used to value the Fund’s net assets as of October 31, 2011 (See Note 3 in the accompanying notes to the financial statements):

Common Stock	Level 1	Level 2	Level 3	Total
Consumer Discretionary	$19,713,740	$—	$—	$19,713,740
Consumer Staples	9,526,378	—	—	9,526,378
Energy	6,070,643	—	—	6,070,643
Financials	1,490,384	—	—	1,490,384
Health Care	12,578,266	—	—	12,578,266
Industrials	7,267,546	—	—	7,267,546
Information Technology	13,695,772	—	—	13,695,772
Materials	6,074,160	—	—	6,074,160
Total Common Stock	$76,416,889	$—	$—	$76,416,889
Short-Term Investments
Money Market Funds	$1,719,591	$—	$—	$1,719,591
Total Investments in Securities	$78,136,480	$—	$—	$78,136,480

Transfers between levels are recognized at the end of the reporting period. During the period ended October 31, 2011, the Fund recognized no transfers between levels.

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-800-966-4354

HENNESSY CORNERSTONE VALUE FUND

As of October 31, 2011

(% of Net Assets)

TOP TEN EQUITY HOLDINGS	% of net assets
Chevron Corp.	2.31%
BCE, Inc.	2.24%
Marsh & McLennan Companies, Inc.	2.23%
Bristol-Myers Squibb Co.	2.23%
Mattel, Inc.	2.23%
Statoil ASA – ADR	2.22%
Philips Morris International, Inc.	2.19%
ConAgra Foods, Inc.	2.18%
Intel Corp.	2.14%
Automatic Data Processing, Inc.	2.14%

WWW.HENNESSYFUNDS.COM

COMMON STOCKS – 94.21%	Number		% of Net
	of Shares	Value	Assets
Consumer Discretionary – 2.23%
Mattel, Inc.	92,800	$2,620,672	2.23%

Consumer Staples – 22.40%
Altria Group, Inc.	88,500	2,438,175	2.07%
Campbell Soup Co.	63,000	2,094,750	1.78%
ConAgra Foods, Inc.	101,100	2,560,863	2.18%
Diageo PLC – ADR (b)	29,300	2,428,384	2.07%
General Mills, Inc.	60,900	2,346,477	2.00%
H.J. Heinz Co.	45,400	2,426,176	2.06%
Kellogg Co.	44,800	2,428,608	2.07%
Kimberly Clark Corp.	35,100	2,446,821	2.08%
Kraft Foods, Inc.	71,000	2,497,780	2.12%
Philip Morris International, Inc.	36,800	2,571,216	2.19%
Sysco Corp.	75,600	2,095,632	1.78%
		26,334,882	22.40%
Energy – 14.15%
Chevron Corp.	25,800	2,710,290	2.31%
ConocoPhillips	35,200	2,451,680	2.09%
ENI SPA – ADR (b)	49,300	2,170,186	1.85%
Petrochina Co. Ltd. – ADR (b)	16,900	2,190,409	1.86%
Royal Dutch Shell PLC – ADR (b)	33,400	2,368,394	2.01%
Statoil ASA – ADR (b)	102,800	2,614,204	2.22%
Total SA – ADR (b)	40,700	2,128,610	1.81%
		16,633,773	14.15%
Financials – 2.23%
Marsh & McLennan Companies, Inc.	85,800	2,627,196	2.23%

Health Care – 18.37%
Abbott Labs	45,400	2,445,698	2.08%
Bristol-Myers Squibb Co.	83,000	2,621,970	2.23%
Eli Lilly & Co.	63,100	2,344,796	1.99%
GlaxoSmithKline PLC – ADR (b)	55,700	2,494,803	2.12%
Johnson & Johnson	34,100	2,195,699	1.87%
Merck & Co., Inc.	63,300	2,183,850	1.86%
Pfizer, Inc.	130,500	2,513,430	2.14%

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-800-966-4354

COMMON STOCKS	Number		% of Net
	of Shares	Value	Assets
Health Care (Continued)
Roche Holdings Ltd. – ADR (b)	60,300	$2,466,270	2.10%
Sanofi Aventis – ADR (b)	65,000	2,323,750	1.98%
		21,590,266	18.37%
Industrials – 7.17%
Lockheed Martin Corp.	31,500	2,390,850	2.03%
Pitney Bowes, Inc.	93,700	1,909,606	1.62%
Raytheon Co.	47,000	2,076,930	1.77%
Waste Management, Inc.	62,500	2,058,125	1.75%
		8,435,511	7.17%
Information Technology – 7.61%
Automatic Data Processing, Inc.	48,100	2,517,073	2.14%
Intel Corp.	102,600	2,517,804	2.14%
Nokia Corp. – ADR (b)	212,000	1,426,760	1.21%
Taiwan Semiconductor
Manufacturing Ltd. – ADR (b)	197,600	2,493,712	2.12%
		8,955,349	7.61%
Materials – 2.95%
Companhia Siderurgica Nacional – ADR (b)	128,600	1,203,696	1.02%
EI Du Pont de Nemours & Co.	47,200	2,268,904	1.93%
		3,472,600	2.95%
Telecommunication Services – 17.10%
AT&T, Inc.	76,300	2,236,353	1.90%
BCE, Inc. (b)	66,600	2,638,026	2.24%
CenturyLink, Inc.	51,600	1,819,416	1.55%
China Mobile Ltd. – ADR (b)	42,600	2,026,056	1.72%
France Telecom – ADR (b)	95,500	1,717,090	1.46%
KT Corp. – ADR (b)	99,700	1,662,996	1.41%
Mobile Telesystems OJSC – ADR (b)	102,100	1,459,009	1.24%
Telefonica de Argentina (a)(c)(d)(e)	100	–	0.00%
Telefonica SA – ADR (b)	88,900	1,899,793	1.62%
Verizon Communications, Inc.	66,700	2,466,566	2.10%
Vodafone Group PLC – ADR (b)	78,400	2,182,656	1.86%

		20,107,961	17.10%

Total Common Stocks (Cost $99,905,689)		110,778,210	94.21%

The accompanying notes are an integral part of these financial statements.

WWW.HENNESSYFUNDS.COM

PARTNERSHIPS – 1.93%	Number		% of Net
	of Shares	Value	Assets
Energy – 1.93%
Enterprise Products Partners LP	50,500	$2,263,915	1.93%

Total Partnerships (Cost $2,036,466)		2,263,915	1.93%

SHORT-TERM INVESTMENTS – 3.69%
Money Market Funds – 3.69%
Fidelity Government Portfolio –
Institutional Class, 0.01% (f)	4,341,118	4,341,118	3.69%

Total Money Market Funds
(Cost $4,341,118)		4,341,118	3.69%

Total Short-Term Investments
(Cost $4,341,118)		4,341,118	3.69%

Total Investments – 99.83%
(Cost $106,283,273)		117,383,243	99.83%

Other Assets in Excess of Liabilities – 0.17%		195,747	0.17%
TOTAL NET ASSETS – 100.00%		$117,578,990	100.00%

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	U.S. traded security of a foreign corporation.
(c)	Illiquid security.
(d)	Foreign issued security.
(e)	Security is fair valued.
(f)	The rate listed is the fund’s 7-day yield as of October 31, 2011.

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-800-966-4354

Summary of Fair Value Exposure at October 31, 2011

The following is a summary of the inputs used to value the Fund’s net assets as of October 31, 2011 (See Note 3 in the accompanying notes to the financial statements):

Common Stock	Level 1	Level 2	Level 3		Total
Consumer Discretionary	$2,620,672	$—	$—		$2,620,672
Consumer Staples	26,334,882	—	—		26,334,882
Energy	16,633,773	—	—		16,633,773
Financials	2,627,196	—	—		2,627,196
Health Care	21,590,266	—	—		21,590,266
Industrials	8,435,511	—	—		8,435,511
Information Technology	8,955,349	—	—		8,955,349
Materials	3,472,600	—	—		3,472,600
Telecommunication Services	20,107,961	—	—	(1)	20,107,961
Total Common Stock	$110,778,210	$—	$—		$110,778,210
Partnerships
Energy	$2,263,915	$—	$—		$2,263,915
Short-Term Investments
Money Market Funds	$4,341,118	$—	$—		$4,341,118
Total Short-Term Investments	$4,341,118	$—	$—		$4,341,118
Total Investments in Securities	$117,383,243	$—	$—		$117,383,243

Transfers between levels are recognized at the end of the reporting period. During the period ended October 31, 2011, the Fund recognized no transfers between levels.

(1)	If Telefonica de Argentina would have had a value, it would have been a Level 3 fair value. The security has been fair valued at $0 during the entire reporting period.

Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Common Stock
Balance as of 10/31/10	$—
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation
(depreciation)	—
Purchases	—
(Sales)	—
Transfer in and/or out of Level 3	—
Balance as of 10/31/11	$—
Change in unrealized appreciation/depreciation during
the year for level 3 investments held at October 31, 2011	$—

The accompanying notes are an integral part of these financial statements.
WWW.HENNESSYFUNDS.COM

HENNESSY TOTAL RETURN FUND

As of October 31, 2011

(% of Net Assets)

TOP TEN EQUITY HOLDINGS	% of net assets
Intel Corp.	7.76%
Verizon Communications, Inc.	7.09%
Pfizer, Inc.	6.77%
Merck & Co., Inc.	6.43%
EI Du Pont de Nemours & Co.	6.40%
Johnson & Johnson	6.40%
AT&T, Inc.	6.35%
Kraft Foods, Inc.	5.57%
General Electric Co.	5.30%
Proctor & Gamble Co.	4.56%

HENNESSY FUNDS	1-800-966-4354

COMMON STOCKS – 72.97%	Number		% of Net
	of Shares	Value	Assets
Consumer Discretionary – 3.97%
McDonald’s Corp.	27,400	$2,544,090	3.97%

Consumer Staples – 10.13%
Kraft Foods, Inc.	101,600	3,574,288	5.57%
Procter & Gamble Co.	45,700	2,924,343	4.56%
		6,498,631	10.13%
Energy – 4.19%
Chevron Corp.	25,600	2,689,280	4.19%

Financials – 2.18%
Travelers Companies, Inc.	24,000	1,400,400	2.18%

Health Care – 19.60%
Johnson & Johnson	63,700	4,101,643	6.40%
Merck & Co., Inc.	119,500	4,122,750	6.43%
Pfizer, Inc.	225,500	4,343,130	6.77%
		12,567,523	19.60%
Industrials – 5.30%
General Electric Co.	203,500	3,400,485	5.30%

Information Technology – 7.76%
Intel Corp.	202,900	4,979,166	7.76%

Materials – 6.40%
EI Du Pont de Nemours & Co.	85,400	4,105,178	6.40%

Telecommunication Services – 13.44%
AT&T, Inc.	138,900	4,071,159	6.35%
Verizon Communications, Inc.	122,900	4,544,842	7.09%

		8,616,001	13.44%

Total Common Stocks (Cost $41,737,327)		46,800,754	72.97%

The accompanying notes are an integral part of these financial statements.
WWW.HENNESSYFUNDS.COM

SHORT-TERM INVESTMENTS – 54.92%	Number		% of Net
	of Shares	Value	Assets
Money Market Funds – 1.90%
Fidelity Government Portfolio –
Institutional Class, 0.01% (a)	1,216,359	$1,216,359	1.90%

Total Money Market Funds
(Cost $1,216,359)		1,216,359	1.90%

U.S. Treasury Bills* – 53.02%
0.010%, 11/10/11 (b)	11,000,000	11,000,000	17.15%
0.005%, 12/15/11 (b)	10,000,000	10,000,000	15.60%
0.030%, 01/19/12 (b)	13,000,000	12,999,649	20.27%

Total U.S. Treasury Bills
(Cost $34,000,000)		33,999,649	53.02%

Total Short-Term Investments
(Cost $35,216,359)		35,216,008	54.92%

Total Investments – 127.89%
(Cost $76,953,686)		82,016,762	127.89%

Liabilities in Excess of Other Assets – (27.89)%		(17,885,301)	(27.89)%
TOTAL NET ASSETS – 100.00%		$64,131,461	100.00%

Percentages are stated as a percent of net assets.

(a)	The rate listed is the fund’s 7-day yield as of October 31, 2011.
(b)	The rate listed is discount rate at issue.
*	Collateral or partial collateral for securities sold subject to repurchase.

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-800-966-4354

Summary of Fair Value Exposure at October 31, 2011

The following is a summary of the inputs used to value the Fund’s net assets as of October 31, 2011 (See Note 3 in the accompanying notes to the financial statements):

Common Stock	Level 1	Level 2	Level 3	Total
Consumer Discretionary	$2,544,090	$—	$—	$2,544,090
Consumer Staples	6,498,631	—	—	6,498,631
Energy	2,689,280	—	—	2,689,280
Financials	1,400,400	—	—	1,400,400
Health Care	12,567,523	—	—	12,567,523
Industrials	3,400,485	—	—	3,400,485
Information Technology	4,979,166	—	—	4,979,166
Materials	4,105,178	—	—	4,105,178
Telecommunication Services	8,616,001	—	—	8,616,001
Total Common Stock	$46,800,754	$—	$—	$46,800,754
Short-Term Investments
U.S. Treasury Bills	$—	$33,999,649	$—	$33,999,649
Money Market Funds	1,216,359	—	—	1,216,359
Total Short-Term Investments	$1,216,359	$33,999,649	$—	$35,216,008
Total Investments in Securities	$48,017,113	$33,999,649	$—	$82,016,762

Transfers between levels are recognized at the end of the reporting period. During the period ended October 31, 2011, the Fund recognized no transfers between levels.

Reverse repurchase agreements are carried at face value, hence, are not included in the fair valuation hierarchy.  The face value of the reverse repurchase agreements at October 31, 2011, was $18,897,000.  Due to the short term nature of the reverse repurchase agreements, face value approximates fair value.  The face value plus interest due at maturity is equal to $18,909,493.

The accompanying notes are an integral part of these financial statements.

WWW.HENNESSYFUNDS.COM

Schedule of Reverse Repurchase Agreements

Hennessy Total Return Fund as of October 31, 2011

Face			Principal	Maturity	Maturity
Value	Counterparty	Rate	Trade Date	Date	Amount
$ 5,397,000	UBS Financial Services, Inc.	0.30%	8/26/11	11/10/11	$ 5,400,418
$ 4,500,000	UBS Financial Services, Inc.	0.30%	9/30/11	12/15/11	4,502,850
$ 9,000,000	UBS Financial Services, Inc.	0.30%	10/28/11	1/19/12	9,006,225
$18,897,000					$18,909,493

As of October 31, 2011, the fair value of securities held as collateral for reverse repurchase agreements was $33,999,649 as noted on the Schedule of Investments.

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-800-966-4354

HENNESSY BALANCED FUND

As of October 31, 2011

(% of Net Assets)

TOP TEN EQUITY HOLDINGS	% of net assets
Intel Corp.	5.00%
Merck & Co., Inc.	4.87%
Pfizer, Inc.	4.82%
Kraft Foods, Inc.	4.51%
EI Du Pont de Nemours & Co.	4.51%
Verizon Communications, Inc.	4.49%
Johnson & Johnson	4.45%
AT&T, Inc.	4.39%
Proctor & Gamble Co.	3.12%
McDonald’s Corp.	3.04%

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COMMON STOCKS – 47.77%	Number		% of Net
	of Shares	Value	Assets
Consumer Discretionary – 3.04%
McDonald’s Corp.	5,900	$547,815	3.04%

Consumer Staples – 7.63%
Kraft Foods, Inc.	23,100	812,658	4.51%
Procter & Gamble Co.	8,800	563,112	3.12%
		1,375,770	7.63%
Energy – 1.87%
Chevron Corp.	3,200	336,160	1.87%

Financials – 0.49%
Travelers Companies, Inc.	1,500	87,525	0.49%

Health Care – 14.14%
Johnson & Johnson	12,450	801,656	4.45%
Merck & Co., Inc.	25,450	878,025	4.87%
Pfizer, Inc.	45,100	868,626	4.82%
		2,548,307	14.14%
Industrials – 2.21%
General Electric Co.	23,850	398,533	2.21%

Information Technology – 5.00%
Intel Corp.	36,700	900,618	5.00%

Materials – 4.51%
EI Du Pont de Nemours & Co.	16,900	812,383	4.51%

Telecommunication Services – 8.88%
AT&T, Inc.	27,000	791,370	4.39%
Verizon Communications, Inc.	21,900	809,862	4.49%
		1,601,232	8.88%

Total Common Stocks (Cost $7,884,849)		8,608,343	47.77%

U.S. TREASURY NOTES – 3.89%	Principal		% of Net
	Amount	Value	Assets
0.750%, 11/30/2011	$700,000	$700,492	3.89%

Total U.S. Treasury Notes
(Cost $700,242)		700,492	3.89%

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-800-966-4354

SHORT-TERM INVESTMENTS – 48.55%	Number		% of Net
	of Shares	Value	Assets
Money Market Funds – 13.05%
Federated Government Obligations
Fund – Class I, 0.01% (a)	905,000	$905,000	5.02%
Federated Treasury Obligations
Fund, 0.01% (a)	542,614	542,614	3.01%
Fidelity Government Portfolio –
Institutional Class, 0.01% (a)	905,000	905,000	5.02%

Total Money Market Funds
(Cost $2,352,614)		2,352,614	13.05%

	Principal		% of Net
	Amount	Value	Assets
U.S. Treasury Bills – 35.50%
0.015%, 11/17/2011 (b)	$700,000	699,939	3.88%
0.005%, 12/15/2011 (b)	2,000,000	1,999,951	11.10%
0.005%, 02/09/2012 (b)	1,900,000	1,899,934	10.54%
0.055%, 05/03/2012 (b)	200,000	199,946	1.11%
0.180%, 05/31/2012 (b)	300,000	299,899	1.66%
0.100%, 08/23/2012 (b)	700,000	699,485	3.88%
0.090%, 09/20/2012 (b)	600,000	599,517	3.33%

Total U.S. Treasury Bills
(Cost $6,398,525)		6,398,671	35.50%

Total Short-Term Investments
(Cost $8,751,139)		8,751,285	48.55%

Total Investments – 100.21%
(Cost $17,336,230)		18,060,120	100.21%

Liabilities in Excess of Other Assets – (0.21)%		(37,877)	(0.21)%
TOTAL NET ASSETS – 100.00%		$18,022,243	100.00%

Percentages are stated as a percent of net assets.

(a)	The rate listed is the fund’s 7-day yield as of October 31, 2011.
(b)	The rate listed is discount rate at issue.

The accompanying notes are an integral part of these financial statements.

WWW.HENNESSYFUNDS.COM

Summary of Fair Value Exposure at October 31, 2011

The following is a summary of the inputs used to value the Fund’s net assets as of October 31, 2011 (See Note 3 in the accompanying notes to the financial statements):

Common Stock	Level 1	Level 2	Level 3	Total
Consumer Discretionary	$547,815	$—	$—	$547,815
Consumer Staples	1,375,770	—	—	1,375,770
Energy	336,160	—	—	336,160
Financials	87,525	—	—	87,525
Health Care	2,548,307	—	—	2,548,307
Industrials	398,533	—	—	398,533
Information Technology	900,618	—	—	900,618
Materials	812,383	—	—	812,383
Telecommunication Services	1,601,232	—	—	1,601,232
Total Common Stock	$8,608,343	$—	$—	$8,608,343
U.S. Treasury Notes	$—	$700,492	$—	$700,492
Short-Term Investments
U.S. Treasury Bills	$—	$6,398,671	$—	$6,398,671
Money Market Funds	2,352,614	—	—	2,352,614
Total Short-Term Investments	$2,352,614	$6,398,671	$—	$8,751,285
Total Investments in Securities	$10,960,957	$7,099,163	$—	$18,060,120

Transfers between levels are recognized at the end of the reporting period. During the period ended October 31, 2011, the Fund recognized no transfers between levels.

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-800-966-4354

Financial Statements

Statements of Assets and Liabilities as of October 31, 2011

ASSETS:
Investments in securities, at value (cost $203,784,260, $167,113,847, $79,516,812,
  $106,283,273, $76,953,686 and $17,336,230 respectively)
Cash
Dividends and interest receivable
Receivable for fund shares sold
Receivable for securities sold
Return of capital receivable
Prepaid expenses and other assets
Total Assets

LIABILITIES:
Payable for securities purchased
Payable for fund shares redeemed
Payable to Advisor
Payable to Administrator
Reverse repurchase agreement
Accrued interest payable
Accrued directors’ fees
Accrued service fees
Accrued expenses and other payables
Total Liabilities

NET ASSETS

NET ASSETS CONSIST OF:
Capital stock
Accumulated net investment income (loss)
Accumulated net realized gain (loss) on investments
Unrealized net appreciation (depreciation) on investments
Total Net Assets

NET ASSETS
Original Class:
Shares authorized ($.0001 par value)
Net assets applicable to outstanding Original Class shares
Shares issued and outstanding
Net asset value, offering price and redemption price per share

Institutional Class:
Shares authorized ($.0001 par value)
Net assets applicable to outstanding Institutional Class shares
Shares issued and outstanding
Net asset value, offering price and redemption price per share

The accompanying notes are an integral part of these financial statements.

WWW.HENNESSYFUNDS.COM

		HENNESSY
HENNESSY	HENNESSY	CORNERSTONE	HENNESSY	HENNESSY	HENNESSY
CORNERSTONE	FOCUS 30	LARGE GROWTH	CORNERSTONE	TOTAL RETURN	BALANCED
GROWTH FUND	FUND	FUND	VALUE FUND	FUND	FUND

$187,547,230	$170,197,466	$78,136,480	$117,383,243	$82,016,762	$18,060,120
—	—	—	38,331	—	—
5,660	224,718	76,175	220,878	145,185	29,403
22,217	299,444	42,188	127,467	1,008,001	11,874
—	219,494	—	—	—	—
—	—	—	30,931	—	—
26,341	21,511	18,517	24,821	16,660	10,079
187,601,448	170,962,633	78,273,360	117,825,671	83,186,608	18,111,476

—	219,508	—	—	—	—
379,071	194,566	97,304	70,016	31,019	38,912
108,464	103,419	77,222	71,917	31,160	8,731
73,246	65,372	32,140	45,181	25,537	7,100
—	—	—	—	18,897,000	—
—	—	—	—	5,379	—
1,172	1,304	1,691	1,251	1,591	1,513
14,440	11,976	6,414	9,623	5,193	1,455
95,632	71,174	35,477	48,693	58,268	31,522
672,025	667,319	250,248	246,681	19,055,147	89,233
$186,929,423	$170,295,314	$78,023,112	$117,578,990	$64,131,461	$18,022,243

$448,416,244	$210,797,468	$63,468,363	$150,947,442	$69,511,395	$19,054,682
16,688	—	559,148	3,329,807	74,649	6,275
(245,266,479)	(43,585,773)	15,375,933	(47,798,229)	(10,517,659)	(1,762,604)
(16,237,030)	3,083,619	(1,380,332)	11,099,970	5,063,076	723,890
$186,929,423	$170,295,314	$78,023,112	$117,578,990	$64,131,461	$18,022,243

25,000,000,000	25,000,000,000	Unlimited	25,000,000,000	100,000,000	100,000,000
184,400,490	146,234,302	77,883,119	116,410,424	64,131,461	18,022,243
18,500,791	12,037,074	6,295,260	9,063,583	5,591,007	1,619,061
$9.97	$12.15	$12.37	$12.84	$11.47	$11.13

25,000,000,000	25,000,000,000	Unlimited	25,000,000,000	N/A	N/A
2,528,933	24,061,012	139,993	1,168,566	N/A	N/A
250,618	1,953,717	11,250	90,863	N/A	N/A
$10.09	$12.32	$12.44	$12.86	N/A	N/A

HENNESSY FUNDS	1-800-966-4354

Financial Statements

Statements of Operations Year Ended October 31, 2011

INVESTMENT INCOME:
Dividend income(1)
Interest income

Total investment income

EXPENSES:
Investment advisory fees
Administration, fund accounting, custody and transfer agent fees
Distribution fees – Original Class (See Note 6)
Service fees – Original Class (See Note 6)
Federal and state registration fees
Audit fees
Legal fees
Compliance expense
Reports to shareholders
Directors’ fees and expenses
Sub-transfer agent expenses – Original Class (See Note 6)
Sub-transfer agent expenses – Institutional Class (See Note 6)
Interest expense (See Notes 4 and 7)
Other
Total expenses before reimbursement from advisor

Expense recoupment by advisor – Original Class
Administration expense waiver – Institutional Class (See Note 6)

Net expenses

NET INVESTMENT INCOME (LOSS)

REALIZED AND UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on investments
Change in unrealized appreciation (depreciation) on investments

Net gain (loss) on investments

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS

(1) Net of foreign taxes withheld of $3,569, $0, $0, $390,180, $0 and $0 respectively.

The accompanying notes are an integral part of these financial statements.

WWW.HENNESSYFUNDS.COM

		HENNESSY
HENNESSY	HENNESSY	CORNERSTONE	HENNESSY	HENNESSY	HENNESSY
CORNERSTONE	FOCUS 30	LARGE GROWTH	CORNERSTONE	TOTAL RETURN	BALANCED
GROWTH FUND	FUND	FUND	VALUE FUND	FUND	FUND

$1,067,594	$916,158	$1,622,590	$5,847,950	$1,873,970	$264,004
2,739	1,980	370	2,485	26,705	11,974
1,070,333	918,138	1,622,960	5,850,435	1,900,675	275,978

1,444,144	1,193,413	605,779	1,016,889	392,389	81,461
497,644	411,243	208,748	350,415	166,765	34,621
—	—	—	—	98,097	20,365
192,440	138,039	81,764	136,248	65,398	13,577
32,932	35,188	42,301	41,143	25,339	25,763
24,499	19,251	19,002	21,637	19,599	16,988
4,989	5,801	5,258	47,501	5,501	5,001
8,293	8,294	8,287	8,294	8,287	8,318
52,958	41,481	15,002	31,239	13,714	2,024
9,131	10,294	12,751	11,056	6,701	7,101
293,659	242,829	24,557	113,824	—	—
396	12,773	10	51	N/A	N/A
728	2,263	—	7,226	69,537	—
25,529	18,561	10,826	18,613	7,947	3,124
2,587,342	2,139,430	1,034,285	1,804,136	879,274	218,343
—	—	29,682	—	—	—
(3,015)	(36,294)	(155)	(1,773)	—	—
2,584,327	2,103,136	1,063,812	1,802,363	879,274	218,343
$(1,513,994)	$(1,184,998)	$559,148	$4,048,072	$1,021,401	$57,635

$39,880,443	$21,853,896	$15,375,964	$10,696,825	$3,288,471	$498,835
(41,240,390)	(10,298,635)	(10,653,411)	(7,231,439)	2,165,518	310,456
(1,359,947)	11,555,261	4,722,553	3,465,386	5,453,989	809,291
$(2,873,941)	$10,370,263	$5,281,701	$7,513,458	$6,475,390	$866,926

HENNESSY FUNDS	1-800-966-4354

Financial Statements

Statements of Changes in Net Assets

OPERATIONS:
Net investment loss
Net realized gain on securities
Change in unrealized appreciation (depreciation) on securities

Net increase (decrease) in net assets resulting from operations

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares issued in the acquisition – Original Class (See Note 9)
Proceeds from shares issued in the acquisition – Institutional Class (See Note 9)
Proceeds from shares subscribed – Original Class
Proceeds from shares subscribed – Institutional Class
Cost of shares redeemed – Original Class
Cost of shares redeemed – Institutional Class

Net increase (decrease) in net assets derived from capital share transactions

TOTAL INCREASE (DECREASE) IN NET ASSETS

NET ASSETS:
Beginning of year

End of year

Accumulated net investment income (loss), end of period

CHANGES IN SHARES OUTSTANDING:
Shares issued in connection with acquisition – Original Class (See Note 9)
Shares issued in connection with acquisition – Institutional Class (See Note 9)
Shares sold – Original Class
Shares sold – Institutional Class
Shares redeemed – Original Class
Shares redeemed – Institutional Class

Net increase (decrease) in shares outstanding

The accompanying notes are an integral part of these financial statements.

WWW.HENNESSYFUNDS.COM

Hennessy Cornerstone
Growth Fund		Hennessy Focus 30 Fund
Year Ended	Year Ended	Year Ended	Year Ended
October 31, 2011	October 31, 2010	October 31, 2011	October 31, 2010

$(1,513,994)	$(1,966,127)	$(1,184,998)	$(285,570)
39,880,443	14,472,259	21,853,896	23,675,034
(41,240,390)	22,544,637	(10,298,635)	13,440,791
(2,873,941)	35,050,769	10,370,263	36,830,255

25,825,466	—	—	—
339,345	—	—	—
5,686,546	7,339,703	59,931,720	9,963,583
120,828	101,206	7,761,938	1,798,787
(51,326,442)	(63,688,140)	(45,594,300)	(45,927,136)
(1,075,812)	(2,208,458)	(6,751,235)	(13,886,035)
(20,430,069)	(58,455,689)	15,348,123	(48,050,801)
(23,304,010)	(23,404,920)	25,718,386	(11,220,546)

210,233,433	233,638,353	144,576,928	155,797,474
$186,929,423	$210,233,433	$170,295,314	$144,576,928
$16,688	$—	$—	$—

2,524,476	—	—	—
32,783	—	—	—
536,989	762,956	4,688,679	981,821
11,197	9,629	598,584	182,320
(4,705,581)	(6,593,042)	(3,673,362)	(4,668,242)
(94,611)	(236,335)	(538,511)	(1,414,793)
(1,694,747)	(6,056,792)	1,075,390	(4,918,894)

HENNESSY FUNDS	1-800-966-4354

Financial Statements

Statements of Changes in Net Assets

OPERATIONS:
Net investment income
Net realized gain on securities
Change in unrealized appreciation (depreciation) on securities

Net increase in net assets resulting from operations

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
Original Class
Institutional Class
Net realized gains
Original Class
Institutional Class

Total distributions

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares subscribed – Original Class
Proceeds from shares subscribed – Institutional Class
Dividends reinvested – Original Class
Dividends reinvested – Institutional Class
Cost of shares redeemed – Original Class
Cost of shares redeemed – Institutional Class

Net decrease in net assets derived from capital share transactions

TOTAL INCREASE (DECREASE) IN NET ASSETS

NET ASSETS:
Beginning of year

End of year

Accumulated net investment income, end of period

CHANGES IN SHARES OUTSTANDING:
Shares sold – Original Class
Shares sold – Institutional Class
Shares issued to holders as reinvestment of dividends – Original Class
Shares issued to holders as reinvestment of dividends – Institutional Class
Shares redeemed – Original Class
Shares redeemed – Institutional Class

Net decrease in shares outstanding

The accompanying notes are an integral part of these financial statements.

WWW.HENNESSYFUNDS.COM

Hennessy Cornerstone		Hennessy Cornerstone
Large Growth Fund		Value Fund
Year Ended	Year Ended	Year Ended	Year Ended
October 31, 2011	October 31, 2010	October 31, 2011	October 31, 2010

$559,148	$631,108	$4,048,072	$3,555,372
15,375,964	21,551,713	10,696,825	18,520,349
(10,653,411)	(6,245,779)	(7,231,439)	6,342,542
5,281,701	15,937,042	7,513,458	28,418,263

(626,839)	(358,186)	(4,238,610)	(2,734,232)
(968)	(235)	(44,764)	(23,987)

(109,149)	—	—	—
(99)	—	—	—
(737,055)	(358,421)	(4,283,374)	(2,758,219)

1,432,151	993,869	10,694,626	49,512,976
88,409	19,385	83,602	131,171
671,356	322,821	3,846,379	2,464,535
1,067	235	25,543	14,973
(7,591,682)	(7,463,986)	(57,199,244)	(67,467,108)
(21,081)	(2,812)	(323,943)	(106,415)
(5,419,780)	(6,130,488)	(42,873,037)	(15,449,868)
(875,134)	9,448,133	(39,642,953)	10,210,176

78,898,246	69,450,113	157,221,943	147,011,767
$78,023,112	$78,898,246	$117,578,990	$157,221,943
$559,148	$627,807	$3,329,807	$3,560,233

113,003	94,024	847,873	4,255,144
7,307	1,859	6,843	11,283
55,671	31,251	312,206	216,187
88	23	2,077	1,315
(610,123)	(699,229)	(4,539,225)	(5,758,045)
(1,715)	(278)	(25,568)	(9,166)
(435,769)	(572,350)	(3,395,794)	(1,283,282)

HENNESSY FUNDS	1-800-966-4354

Financial Statements

Statements of Changes in Net Assets

OPERATIONS:
Net investment income
Net realized gain on securities
Change in unrealized appreciation (depreciation) on securities
Net increase in net assets resulting from operations

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
Original Class
Net realized gains
Original Class
Total distributions

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares subscribed – Original Class
Dividends reinvested – Original Class
Cost of shares redeemed – Original Class
Net decrease in net assets derived from capital share transactions

TOTAL INCREASE (DECREASE) IN NET ASSETS

NET ASSETS:
Beginning of year
End of year

Accumulated net investment income (loss), end of period

CHANGES IN SHARES OUTSTANDING:
Shares sold – Original Class
Shares issued to holders as reinvestment of dividends – Original Class
Shares redeemed – Original Class
Net increase (decrease) in shares outstanding

The accompanying notes are an integral part of these financial statements.

WWW.HENNESSYFUNDS.COM

Hennessy Total Return Fund		Hennessy Balanced Fund
Year Ended	Year Ended	Year Ended	Year Ended
October 31, 2011	October 31, 2010	October 31, 2011	October 31, 2010

$1,021,401	$912,419	$57,635	$54,804
3,288,471	5,573,895	498,835	1,256,664
2,165,518	3,246,579	310,456	(115,945)
6,475,390	9,732,893	866,926	1,195,523

(1,003,505)	(942,536)	(55,526)	(55,545)

—	—	—	—
(1,003,505)	(942,536)	(55,526)	(55,545)

11,718,225	16,112,008	8,374,392	1,313,838
905,737	869,098	53,435	54,019
(23,040,187)	(9,075,344)	(3,720,748)	(1,475,154)
(10,416,225)	7,905,762	4,707,079	(107,297)
(4,944,340)	16,696,119	5,518,479	1,032,681

69,075,801	52,379,682	12,503,764	11,471,083
$64,131,461	$69,075,801	$18,022,243	$12,503,764
$74,649	$56,753	$6,275	$4,166

1,061,206	1,607,841	760,081	130,219
81,262	87,092	4,931	5,440
(2,087,396)	(916,937)	(344,283)	(147,584)
(944,928)	777,996	420,729	(11,925)

HENNESSY FUNDS	1-800-966-4354

(This Page Intentionally Left Blank.)

WWW.HENNESSYFUNDS.COM

Statement of Cash Flows

Hennessy Total Return Fund For the Year Ended October 31, 2011

Cash Flows From Operating Activities:

Net increase in net assets from operations	$6,475,390
Adjustments to reconcile net increase in net assets from
operations to net cash provided by operating activities:
Purchase of investment securities	(240,529,678)
Proceeds on sale of securities	257,185,311
Increase in other receivables, net	(833,618)
Decrease in other assets	2,063
Decrease in accrued expenses and other payables	(10,059)
Net accretion of discount on securities	(26,190)
Net realized gain on investments	(3,288,471)
Unrealized appreciation on securities	(2,165,518)
Net cash provided by operating activities	$16,809,230

Cash Flows From Financing Activities:

Decrease in reverse repurchase agreements	$(5,389,500)
Proceeds on shares sold	11,718,225
Payment on shares repurchased	(23,040,187)
Cash dividends paid	(97,768)
Net cash used in financing activities	$(16,809,230)

Cash at beginning of year	—
Cash at end of year	—
Net increase (decrease) in cash	$—

Cash paid for interest	$70,065

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-800-966-4354

Financial Highlights

Hennessy Cornerstone Growth Fund

For an Original Class share outstanding throughout each year

PER SHARE DATA:
Net asset value, beginning of year

Income from investment operations:
Net investment income (loss)
Net realized and unrealized gains (losses) on securities
Total from investment operations

Less Distributions:
Dividends from net investment income
Dividends from net realized gains
Total distributions
Net asset value, end of year

TOTAL RETURN

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (millions)
Ratio of expenses to average net assets:
Ratio of net investment loss to average net assets
Portfolio turnover rate(1)

(1)	Portfolio turnover is calculated on the basis of the Fund as a whole.

The accompanying notes are an integral part of these financial statements.

WWW.HENNESSYFUNDS.COM

Year Ended October 31,
2011	2010	2009	2008	2007

$10.28	$8.81	$8.80	$19.41	$20.77

(0.08)	(0.10)	(0.04)	(0.05)	(0.07)
(0.23)	1.57	0.05	(8.32)	1.82
(0.31)	1.47	0.01	(8.37)	1.75

—	—	—	—	—
—	—	—	(2.24)	(3.11)
—	—	—	(2.24)	(3.11)
$9.97	$10.28	$8.81	$8.80	$19.41

(3.02)%	16.69%	0.11%	(48.00)%	9.65%

$184.40	$207.11	$228.96	$312.50	$990.43
1.33%	1.34%	1.36%	1.25%	1.20%
(0.78)%	(0.89)%	(0.42)%	(0.29)%	(0.32)%
106%	103%	108%	103%	97%

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-800-966-4354

Financial Highlights

Hennessy Cornerstone Growth Fund

For an Institutional Class share outstanding throughout each period

PER SHARE DATA:
Net asset value, beginning of period

Income from investment operations:
Net investment income (loss)
Net realized and unrealized gains (losses) on securities
Total from investment operations

Less Distributions:
Dividends from net investment income
Dividends from net realized gains
Total distributions
Net asset value, end of period

TOTAL RETURN

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)
Ratio of expenses to average net assets:
Before expense reimbursement
After expense reimbursement
Ratio of net investment income (loss) to average net assets
Before expense reimbursement
After expense reimbursement
Portfolio turnover rate(4)

(1)	Institutional Class shares commenced operations on March 3, 2008.
(2)	Not Annualized.
(3)	Annualized.
(4)	Portfolio turnover is calculated on the basis of the Fund as a whole.

The accompanying notes are an integral part of these financial statements.

WWW.HENNESSYFUNDS.COM

			Period Ended
Year Ended October 31,			October 31,
2011	2010	2009	2008(1)

$10.37	$8.86	$8.82	$13.29

(0.05)	(0.07)	—	0.01
(0.23)	1.58	0.04	(4.48)
(0.28)	1.51	0.04	(4.47)

—	—	—	—
—	—	—	—
—	—	—	—
$10.09	$10.37	$8.86	$8.82

(2.70)%	17.04%	0.45%	(34.13	)%(2)

$2.53	$3.12	$4.68	$5.09

1.09%	1.09%	1.11%	1.12	%(3)
0.98%	0.98%	0.98%	0.98	%(3)

(0.55)%	(0.64)%	(0.17)%	0.15	%(3)
(0.44)%	(0.53)%	(0.04)%	0.29	%(3)
106%	103%	108%	103	%(2)

HENNESSY FUNDS	1-800-966-4354

Financial Highlights

Hennessy Focus 30 Fund

For an Original Class share outstanding throughout each year

PER SHARE DATA:
Net asset value, beginning of year

Income from investment operations:
Net investment income (loss)
Net realized and unrealized gains (losses) on investments
Total from investment operations

Less Distributions:
Dividends from net investment income
Dividends from net realized gains
Total distributions
Net asset value, end of year

TOTAL RETURN

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (millions)
Ratio of expenses to average net assets:
Ratio of net investment loss to average net assets:
Portfolio turnover rate(1)

(1)	Portfolio turnover is calculated on the basis of the Fund as a whole.

The accompanying notes are an integral part of these financial statements.

WWW.HENNESSYFUNDS.COM

Year Ended October 31,
2011	2010	2009	2008	2007

$11.18	$8.73	$8.02	$13.67	$12.39

(0.09)	(0.03)	(0.02)	(0.06)	(0.09)
1.06	2.48	0.73	(3.57)	1.47
0.97	2.45	0.71	(3.63)	1.38

—	—	—	—	—
—	—	—	(2.02)	(0.10)
—	—	—	(2.02)	(0.10)
$12.15	$11.18	$8.73	$8.02	$13.67

8.68%	28.06%	8.85%	(30.81)%	11.30%

$146.23	$123.20	$128.36	$167.32	$233.37
1.36%	1.39%	1.39%	1.27%	1.23%
(0.79)%	(0.26)%	(0.20)%	(0.62)%	(0.61)%
107%	87%	90%	123%	112%

HENNESSY FUNDS	1-800-966-4354

Financial Highlights

Hennessy Focus 30 Fund

For an Institutional Class share outstanding throughout each period

PER SHARE DATA:
Net asset value, beginning of period

Income from investment operations:
Net investment income (loss)
Net realized and unrealized gains (losses) on investments
Total from investment operations

Less Distributions:
Dividends from net investment income
Dividends from net realized gains
Total distributions
Net asset value, end of period

TOTAL RETURN

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)
Ratio of expenses to average net assets:
Before expense reimbursement
After expense reimbursement
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement
After expense reimbursement
Portfolio turnover rate(4)

(1)	Institutional Class shares commenced operations on March 3, 2008.
(2)	Not Annualized.
(3)	Annualized.
(4)	Portfolio turnover is calculated on the basis of the Fund as a whole.

The accompanying notes are an integral part of these financial statements.

WWW.HENNESSYFUNDS.COM

Year Ended October 31,			Period Ended
			October 31,
2011	2010	2009	2008(1)

$11.29	$8.78	$8.04	$11.15

(0.05)	0.02	0.02	(0.02)
1.08	2.49	0.72	(3.09)
1.03	2.51	0.74	(3.11)

—	—	—	—
—	—	—	—
—	—	—	—
$12.32	$11.29	$8.78	$8.04

9.12%	28.59%	9.20%	(27.89	)%(2)

$24.06	$21.38	$27.44	$26.78

1.14%	1.16%	1.15%	1.13	%(3)
0.98%	0.98%	0.98%	0.98	%(3)

(0.57)%	(0.03)%	0.04%	(0.28	)%(3)
(0.41)%	0.15%	0.21%	(0.13	)%(3)
107%	87%	90%	123	%(2)

HENNESSY FUNDS	1-800-966-4354

Financial Highlights

Hennessy Cornerstone Large Growth Fund

For an Original Class share outstanding throughout each period

PER SHARE DATA:
Net asset value, beginning of period

Income from investment operations:
Net investment income (loss)
Net realized and unrealized gains (losses) on securities
Total from investment operations

Less Distributions:
Dividends from net investment income
Dividends from net realized gains
Total distributions
Net asset value, end of period

TOTAL RETURN

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment
After expense reimbursement/recoupment
Ratio of net investment income to average net assets
Before expense reimbursement/recoupment
After expense reimbursement/recoupment
Portfolio turnover rate(7)

(1)	For the one month period ended October 31, 2009. Effective October 31, 2009, the Fund changed its fiscal year end to October 31st from September 30th.
(2)
The financial highlights set forth for periods prior to March 20, 2009 represent the historical financial highlights of the Tamarack Large Cap Growth Fund, Class S shares.  The assets of the Tamarack Large Cap Growth Fund were acquired by the Hennessy Cornerstone Large Growth Fund on March 20, 2009.  At the time RBC Global Asset Management (U.S.), Inc. (formerly known as Voyageur Asset Management Inc.) ceased to be investment advisor and Hennessy Advisors, Inc. became investment advisor.  The return of the Tamarack Large Cap Growth Fund, Class S shares during the period October 1, 2008 through March 20, 2009 was (33.30)%.  The return of the Hennessy Cornerstone Large Growth Fund, Original Class shares during the period March 20, 2009 through September 30, 2009 was 42.64%.

(3)	Amount is less than $0.01 or ($0.01) per share.
(4)	Per share net investment income (loss) has been calculated using the average daily shares method.
(5)	Not annualized.
(6)	Annualized.
(7)	Portfolio turnover is calculated on the basis of the Fund as a whole.

The accompanying notes are an integral part of these financial statements.

WWW.HENNESSYFUNDS.COM

Year Ended October 31,		One Month Ended October 31,		Year Ended September 30,
2011	2010	2009(1)		2009(2)	2008(2)		2007(2)

$11.70	$9.49	$9.60		$10.09	$12.61		$10.98

0.09	0.09	—	(3)	0.05	—	(3)(4)	— (3)
0.69	2.17	(0.11)		(0.54)	(2.52)		1.63
0.78	2.26	(0.11)		(0.49)	(2.52)		1.63

(0.09)	(0.05)	—		—	—		—
(0.02)	—	—		—	—		—
(0.11)	(0.05)	—		—	—		—
$12.37	$11.70	$9.49		$9.60	$10.09		$12.61
6.70%	23.88%	(1.15	)%(5)	(4.86)%	(19.98)%		14.85%

$77.88	$78.83	$69.41		$70.61	$80.91		$113.15

1.26%	1.30%	1.26	%(6)	1.40%	1.16%		1.18%
1.30%	1.30%	1.30	%(6)	1.17%	0.98%		1.00%

0.72%	0.84%	(0.01	)%(6)	0.36%	(0.19)%		(0.19)%
0.68%	0.84%	(0.05	)%(6)	0.59%	(0.01)%		(0.01)%
70%	83%	0	%(5)	116%	38%		25%

HENNESSY FUNDS	1-800-966-4354

Financial Highlights

Hennessy Cornerstone Large Growth Fund

For an Institutional Class share outstanding throughout each period

PER SHARE DATA:
Net asset value, beginning of period

Income from investment operations:
Net investment income
Net realized and unrealized gains (losses) on securities
Total from investment operations

Less Distributions:
Dividends from net investment income
Dividends from net realized gains
Total distributions
Net asset value, end of period

TOTAL RETURN

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)
Ratio of expenses to average net assets:
Before expense reimbursement
After expense reimbursement
Ratio of net investment income to average net assets
Before expense reimbursement
After expense reimbursement
Portfolio turnover rate(6)

(1)	For the one month period ended October 31, 2009. Effective October 31, 2009, the Fund changed its fiscal year end to October 31st from September 30th.
(2)	Institutional Class shares commenced operations on March 20, 2009.
(3)	Amount is less than $0.01 or ($0.01) per share.
(4)	Not annualized.
(5)	Annualized.
(6)	Portfolio turnover is calculated on the basis of the Fund as a whole.

The accompanying notes are an integral part of these financial statements.

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		One Month Ended		Period Ended
Year Ended October 31,		October 31,		September 30,
2011	2010	2009(1)		2009(2)

$11.76	$9.51	$9.61		$6.73

0.08	0.10	—	(3)	0.03
0.74	2.20	(0.10)		2.85
0.82	2.30	(0.10)		2.88

(0.12)	(0.05)	—		—
(0.02)	—	—		—
(0.14)	(0.05)	—		—
$12.44	$11.76	$9.51		$9.61

6.99%	24.26%	(1.04	)%(4)	42.79	%(4)

$0.14	$0.07	$0.04		$0.04

1.14%	1.16%	1.14	%(5)	16.51	%(5)
0.98%	0.98%	0.98	%(5)	0.98	%(5)

0.81%	0.90%	0.12	%(5)	(14.54	)%(5)
0.97%	1.08%	0.28	%(5)	0.99	%(5)
70%	83%	0	%(4)	116	%(4)

HENNESSY FUNDS	1-800-966-4354

Financial Highlights

Hennessy Cornerstone Value Fund

For an Original Class share outstanding throughout each year

PER SHARE DATA:
Net asset value, beginning of year

Income from investment operations:
Net investment income (loss)
Net realized and unrealized gains (losses) on investments
Total from investment operations

Less Distributions:
Dividends from net investment income
Dividends from net realized gains
Total distributions
Net asset value, end of year

TOTAL RETURN

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (millions)
Ratio of expenses to average net assets
Ratio of net investment income to average net assets
Portfolio turnover rate(1)

(1) Portfolio turnover is calculated on the basis of the Fund as a whole.

The accompanying notes are an integral part of these financial statements.

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Year Ended October 31,
2011	2010	2009	2008	2007

$12.53	$10.63	$9.05	$17.06	$15.27

0.45	0.29	0.24	0.55	0.46
0.23	1.81	1.87	(8.15)	1.68
0.68	2.10	2.11	(7.60)	2.14

(0.37)	(0.20)	(0.53)	(0.41)	(0.35)
—	—	—	—	—
(0.37)	(0.20)	(0.53)	(0.41)	(0.35)
$12.84	$12.53	$10.63	$9.05	17.06

5.58%	19.98%	25.51%	(45.50)%	14.26%

$116.41	$155.87	$145.91	$97.10	$204.50
1.31%	1.29%	1.27%	1.20%	1.17%
2.94%	2.33%	3.19%	3.92%	2.64%
40%	91%	59%	53%	40%

HENNESSY FUNDS	1-800-966-4354

Financial Highlights

Hennessy Cornerstone Value Fund

For an Institutional Class share outstanding throughout each period

PER SHARE DATA:
Net asset value, beginning of period

Income from investment operations:
Net investment income (loss)
Net realized and unrealized gains (losses) on investments
Total from investment operations

Less Distributions:
Dividends from net investment income
Dividends from net realized gains
Total distributions
Net asset value, end of period

TOTAL RETURN

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)
Ratio of expenses to average net assets
Before expense reimbursement
After expense reimbursement
Ratio of net investment income to average net assets
Before expense reimbursement
After expense reimbursement
Portfolio turnover rate(4)

(1)	Institutional Class shares commenced operations on March 3, 2008.
(2)	Not Annualized.
(3)	Annualized.
(4)	Portfolio turnover is calculated on the basis of the Fund as a whole.

The accompanying notes are an integral part of these financial statements.

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			Period Ended
Year Ended October 31,			October 31,
2011	2010	2009	2008(1)

$12.54	$10.63	$9.06	$13.79

0.36	0.30	0.30	0.34
0.37	1.83	1.83	(5.07)
0.73	2.13	2.13	(4.73)

(0.41)	(0.22)	(0.56)	—
—	—	—	—
(0.41)	(0.22)	(0.56)	—
$12.86	$12.54	$10.63	$9.06

6.00%	20.31%	25.87%	(34.30	)%(2)

$1.17	$1.35	$1.11	$0.87

1.14%	1.10%	1.13%	1.14	%(3)
0.98%	0.98%	0.98%	0.98	%(3)

3.04%	2.52%	3.33%	4.94	%(3)
3.20%	2.64%	3.48%	5.10	%(3)
40%	91%	59%	53	%(2)

HENNESSY FUNDS	1-800-966-4354

Financial Highlights

Hennessy Total Return Fund

For an Original Class share outstanding throughout each year

PER SHARE DATA:
Net asset value, beginning of year

Income from investment operations:
Net investment income
Net realized and unrealized gains (losses) on securities
Total from investment operations

Less Distributions:
Dividends from net investment income
Dividends from realized capital gains
Total distributions
Net asset value, end of year

TOTAL RETURN

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (millions)
Gross ratio of expenses, including interest expense, to average net assets
Ratio of interest expense to average net assets
Net ratio of expenses, excluding interest expense, to average net assets
Ratio of net investment income to average net assets
Portfolio turnover rate

The accompanying notes are an integral part of these financial statements.

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Year Ended October 31,
2011	2010	2009	2008	2007

$10.57	$9.10	$9.22	$13.73	$12.61

0.18	0.16	0.18	0.28	0.33
0.89	1.48	(0.14)	(4.49)	1.13
1.07	1.64	0.04	(4.21)	1.46

(0.17)	(0.17)	(0.16)	(0.30)	(0.34)
—	—	—	—	—
(0.17)	(0.17)	(0.16)	(0.30)	(0.34)
$11.47	$10.57	$9.10	$9.22	$13.73

10.22%	18.09%	0.69%	(30.97)%	11.70%

$64.13	$69.08	$52.38	$58.22	$96.31
1.34%	1.33%	1.56%	2.36%	3.04%
0.10%	0.08%	0.29%	1.16%	1.88%
1.24%	1.25%	1.27%	1.20%	1.16%
1.56%	1.62%	2.12%	2.43%	2.48%
21%	41%	41%	16%	12%

HENNESSY FUNDS	1-800-966-4354

Financial Highlights

Hennessy Balanced Fund

For an Original Class share outstanding throughout each year

PER SHARE DATA:
Net asset value, beginning of year

Income from investment operations:
Net investment income
Net realized and unrealized gains (losses) on securities
Total from investment operations

Less Distributions:
Dividends from net investment income
Dividends from realized capital gains
Total distributions
Net asset value, end of year

TOTAL RETURN

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (millions)
Ratio of net expenses to average net assets
Ratio of net investment income to average net assets
Portfolio turnover rate

The accompanying notes are an integral part of these financial statements.

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Year Ended October 31,
2011	2010	2009	2008	2007

$10.43	$9.48	$9.11	$12.51	$11.83

0.05	0.05	0.10	0.25	0.38
0.70	0.95	0.38	(2.80)	0.69
0.75	1.00	0.48	(2.55)	1.07

(0.05)	(0.05)	(0.11)	(0.26)	(0.39)
—	—	—	(0.59)	—
(0.05)	(0.05)	(0.11)	(0.85)	(0.39)
$11.13	$10.43	$9.48	$9.11	$12.51

7.16%	10.53%	5.46%	(21.55)%	9.16%

$18.02	$12.50	$11.47	$11.46	$16.82
1.61%	1.65%	1.73%	1.56%	1.36%
0.42%	0.45%	1.17%	2.31%	2.86%
39%	57%	46%	13%	35%

HENNESSY FUNDS	1-800-966-4354

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Notes to the Financial Statements
October 31, 2011

1).	ORGANIZATION

The Hennessy Mutual Funds, Inc. was organized as a Maryland corporation on May 20, 1996 and consists of three separate series: Hennessy Cornerstone Growth Fund (the “Growth Fund”), Hennessy Cornerstone Value Fund (the “Value Fund”) and the Hennessy Focus 30 Fund (the “Focus 30 Fund”).  These Funds are open-end, diversified management investment companies registered under the Investment Company Act of 1940, as amended (the “1940 Act”).  The investment objective of the Growth and Focus 30 Funds is long-term growth of capital.  The investment objective of the Value Fund is total return, consisting of capital appreciation and current income.

The Hennessy Funds, Inc. was organized as a Maryland corporation on January 11, 1996 and consists of two separate series: Hennessy Balanced Fund (the “Balanced Fund”) and Hennessy Total Return Fund (the “Total Return Fund”).  The Balanced and Total Return Funds are open-end, non-diversified management investment companies registered under the 1940 Act.  The investment objective of the Balanced Fund is a combination of capital appreciation and current income.  The investment objective of the Total Return Fund is total return, consisting of capital appreciation and current income.

The Hennessy Funds Trust (the “Trust”) was organized as a Delaware Statutory Trust on September 17, 1992 and consists of two series: Hennessy Select Large Value Fund and Hennessy Cornerstone Large Growth Fund (the “Large Growth Fund”).  The financial results of the Hennessy Select Large Value Fund are not contained in this report.  The Large Growth Fund is an open-end, diversified management investment company registered under the 1940 Act.  The investment objective of the Large Growth Fund is long-term growth of capital.

The Growth, Focus 30, Large Growth, Value, Total Return and Balanced Funds collectively represent the Hennessy Cornerstone Series Funds (the “Funds”).

The Growth, Focus 30, Large Growth and Value Funds offer Original and Institutional Class shares.  Each class of shares differs principally in its respective administration, shareholder servicing and transfer agent expenses and sales charges, if any.  Each class has identical rights to earnings, assets and voting privileges, except for class-specific expenses and exclusive rights to vote on matters affecting only individual classes.  The Balanced and Total Return Funds offer only Original Class shares.

2).	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”).

HENNESSY FUNDS	1-800-966-4354

a).	Investment Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.

b).
Federal Income Taxes – Provision for Federal income taxes or excise taxes has not been made since the Funds have elected to be taxed as “regulated investment companies” and intend to distribute substantially all taxable income to shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Net investment income or loss and realized gains and losses for federal income tax purposes may differ from that reported on the financial statements because of temporary book and tax basis differences. Temporary differences are primarily the result of the treatment of wash sales for tax reporting purposes. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income to shareholders for tax purposes.

Due to inherent differences in the recognition of income, expenses, and realized gains/losses under U.S. generally accepted accounting principles and federal income tax purposes, permanent differences between book and tax basis reporting for the 2011 fiscal year have been identified and appropriately reclassified on the Statements of Assets and Liabilities.

	Accumulated Net	Accumulated Net	Paid In
	Investment Income/(Loss)	Realized Gain/(Loss)	Capital
Growth Fund	1,530,682	(7,146,713)	5,616,031
Focus 30 Fund	1,184,998	—	(1,184,998)
Large Growth Fund	—	—	—
Value Fund	4,876	(4,866)	(10)
Total Return Fund	—	—	—
Balanced Fund	—	—	—

The permanent differences primarily relate to net operating losses, reclassification on the sale of PTP securities, capital loss carryovers acquired in mergers and capital loss carryovers due to expiration.

c).
Income and Expenses – Dividend income is recognized on the ex-dividend date or as soon as information is available to the Funds and interest income is recognized on an accrual basis. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its respective net assets.

d).
Distributions to Shareholders – Dividends from net investment income for the Growth, Focus 30, Large Growth and Value Funds, if any, are declared and paid out annually, usually in November or December of each year. Dividends from net investment income for the Total Return and Balanced Funds are declared and paid on a calendar quarter basis. Distributions of net realized capital gains, if any, are declared and paid annually, usually in November or December of each year, for all of the Funds.

e).
Security Transactions – Investment and shareholder transactions are recorded on the trade date. The Funds determine the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sale proceeds. Discounts and premiums on securities purchased are accreted/amortized over the life of the respective security.

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f).
Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported change in net assets during the reporting period. Actual results could differ from those estimates.

g).
Share Valuation – The net asset value (“NAV”) per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for each Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange is closed for trading. The offering and redemption price per share for each Fund is equal to each Fund’s net asset value per share.

h).
Repurchase Agreements – Each Fund may enter into repurchase agreements with member banks or security dealers of the Federal Reserve whom the investment advisor deems creditworthy. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates.

Securities pledged as collateral for repurchase agreements are held by the custodian bank until the respective agreements mature. Provisions of the repurchase agreements ensure that the market value of the collateral, including accrued interest thereon, is sufficient, in the event of default of the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

i).
Accounting for Uncertainty in Income Taxes – The Funds have adopted accounting policies regarding recognition and measurement of tax positions taken or expected to be taken on a tax return.  The Funds have reviewed all open tax years and major jurisdictions and concluded that there is no impact on the Funds’ net assets and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on a tax return.  As of October 31, 2011, open Federal and state tax years for the Large Growth Fund include the tax year ended September 30, 2009, tax period ended October 31, 2009 and tax years ended October 31, 2010 and October 31, 2011.  As of October 31, 2011, open Federal and state tax years for the Growth, Focus, Value, Total Return and Balanced Fund include the tax years ended October 31, 2009 through 2011.

j).
Derivatives – The Funds may invest in, or enter into, derivatives, such as options, futures contracts, options on futures contracts and swaps, for a variety of reasons, including to hedge certain risks, to provide a substitute for purchasing or selling particular securities or to increase potential income gain.  Derivatives may provide a cheaper, quicker or more specifically focused way for a Fund to invest than “traditional” securities would.  The main purpose of utilizing these derivative instruments is for hedging purposes.

HENNESSY FUNDS	1-800-966-4354

The Funds have adopted the financial accounting reporting rules as required by the Derivatives and Hedging Topic of the FASB Accounting Standards Codification (“FASB ASC”).  The Funds are required to include enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivatives instruments affect an entity’s results of operations and financial position.  During the year ended October 31, 2011, the Funds did not hold any derivative instruments.

k).
Events Subsequent to the Fiscal Period End – The Funds have adopted financial reporting rules regarding subsequent events which requires an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet.  Management has evaluated the Funds’ related events and transactions that occurred subsequent to October 31, 2011, through the date of issuance of the Funds’ financial statements.  There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s financial statements.

l).
New Accounting Pronouncements – In April 2011, FASB issued ASU No. 2011-03 “Reconsideration of Effective Control for Repurchase Agreements”. ASU 2011-03 amends FASB ASC Topic 860, Transfers and Servicing, specifically the criteria required to determine whether a repurchase agreement (repo) and similar agreements should be accounted for as sales of financial assets or secured borrowings with commitments. ASU No. 2011-03 changes the assessment of effective control by focusing on the transferor’s contractual rights and obligations and removing the criterion to assess its ability to exercise those rights or honor those obligations. This could result in changes to the way entities account for certain transactions including repurchase agreements, mortgage dollar rolls and reverse repurchase agreements. The ASU will become effective on a prospective basis for new transfers and modifications to existing transactions as of the beginning of the first interim or annual period beginning on or after December 15, 2011. Management continues to evaluate the application of this pronouncement to the Funds, and is not in a position at this time to evaluate the significance of its impact, if any, on the Funds’ financial statements.

In May 2011, the Financial Accounting Standards Board (“FASB”) issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements” in GAAP and the International Financial Reporting Standards (“IFRSs”).  ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRSs.  ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years.  Management is currently evaluating the impact of these amendments and does not believe they will have a material impact on the Funds’ financial statements.

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3).	SECURITIES VALUATION

The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

Level 2 –
Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets.  Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

Level 3 –
Model-derived valuations in which one or more significant inputs or significant value drivers are unobservable.  Unobservable inputs are those inputs that reflect the Funds’ own assumptions that market participant’s would use to price the asset or liability based on the best available information.

Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities – Equity securities, including common stocks, preferred stocks, foreign issued common stocks, exchange traded funds, closed-end mutual funds and real estate investment trust, which are traded on a securities exchange for which a last-quoted sales price is readily available will be valued at the last sales price as reported by the primary exchange on which the securities are listed.  Securities listed on the Nasdaq National Market System (“Nasdaq”) will be valued at the Nasdaq Official Closing Price, which may differ from the last sales price reported.  Securities traded on a securities exchange for which a last-quoted sales price is not readily available will be valued at the mean between the bid and ask prices.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

The Board of Directors/Trustees of the Funds has adopted fair value pricing procedures that are followed when a price for a security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security.  Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in determining a fair value of a security. Some of these criteria are: trading volume of security and markets, value of other like securities and news events with direct bearing to security or market. Fair value pricing results in an estimated price that reasonably reflects the current

HENNESSY FUNDS	1-800-966-4354

market conditions in order to rate the portfolio holdings such that shareholder transactions receive a fair net asset value.  Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Mutual Funds – Investments in mutual funds are generally priced at the ending net asset value (NAV) provided by the service agent of the Funds and will be classified as Level 1 securities.

U.S. Government Securities – U.S. government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued principally using prices furnished by a pricing service.  U.S. government securities are generally categorized in Level 1 or Level 2 of the fair value hierarchy depending on the inputs used and market activity levels for specific securities.

Short-Term Securities – Short-term equity investments, including money market funds, are valued in the manner specified above.  Short-term debt investments are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days.  Short-term securities are generally in Level 1 or Level 2 of the fair market hierarchy depending on the inputs used and market activity levels for specific securities.

The Funds have performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.  Various inputs are used in determining the value of each Fund’s investments.  The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  Details related to the fair valuation hierarchy of the Funds’ securities as of October 31, 2011 are included with each Fund’s Schedule of Investments.

4).	REVERSE REPURCHASE AGREEMENTS

The Total Return Fund may enter into reverse repurchase agreements with the same parties with whom it may enter into repurchase agreements.  Under a reverse repurchase agreement, the Fund sells securities and agrees to repurchase them at a mutually agreed upon date and price.  Under the 1940 Act, reverse repurchase agreements will be regarded as a form of borrowing by the Fund unless, at the time it enters into a reverse repurchase agreement, it establishes and maintains a segregated account with its custodian containing securities from its portfolio having  a value not less than the repurchase price (including accrued interest).  The Total Return Fund has established and maintained such an account for its reverse repurchase agreements.

Reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale by the Fund may decline below the price of the securities the Fund has sold but is obligated to repurchase.  In the event the buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund’s obligation to repurchase the securities, and the Fund’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.  Also, the Fund would bear the risk of loss to the extent that the proceeds of the reverse repurchase agreements are less than the value of the securities subject to such agreements.

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For the year ended October 31, 2011, the average daily balance and average interest rate in effect for reverse repurchase agreements were $21,508,195 and 0.32%, respectively. At October 31, 2011, the interest rate in effect for the outstanding reverse repurchase agreements, scheduled to mature on November 10, 2011 ($5,397,000), December 15, 2011 ($4,500,000) and January 19, 2012 ($9,000,000) were 0.30%, 0.30% and 0.30%, respectively. Outstanding reverse repurchase agreements at October 31, 2011 were equal to 29.47% of the Total Return Fund’s total net assets.

5).	INVESTMENT TRANSACTIONS

Purchases and sales of investment securities (excluding government and short-term investments) during the year ended October 31, 2011 were as follows:

	Growth	Focus 30	Large Growth	Value	Total Return	Balanced
	Fund	Fund	Fund	Fund	Fund	Fund
Purchases	$206,855,039	$177,801,458	$56,325,761	$53,546,648	$10,232,161	$4,187,327
Sales	$249,925,864	$167,072,013	$62,087,796	$96,810,637	$16,706,904	$2,642,165

Purchases of long-term U.S. Government Securities for the Balanced Fund were $703,142 and there were no sales.  There were no purchases or sales/maturities of long-term U.S. Government Securities for the Growth, Focus 30, Large Growth, Value or Total Return Funds.

6).	INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Hennessy Advisors, Inc. (the “Advisor”) is the Advisor of the Funds. The Advisor provides the Funds with investment management services under a Management Agreement. The Advisor furnishes all investment advice, office space, facilities, and provides most of the personnel needed by the Funds. As compensation for its services, the Advisor is entitled to a monthly fee from each Fund. The fee is based upon the average daily net assets of the Funds at the annual rate of:

Growth Fund	0.74%
Focus 30 Fund	0.74%
Large Growth Fund	0.74%
Value Fund	0.74%
Total Return Fund	0.60%
Balanced Fund	0.60%

The Advisor has agreed to waive its fees and absorb expenses to the extent that the total annual operating expenses (excluding all Federal, state and local taxes, interest, brokerage commissions, acquired fund fees and expenses and other costs incurred in connection with the purchase and sale of securities and extraordinary items) do not exceed 0.98% of the Funds’ net assets for the Institutional Class shares in the Growth, Focus 30, Large Growth and Value Funds.  The expense limitation agreement for the Institutional Class shares can only be terminated by the Board of Directors/Trustees.  For a period of three years after the year in which the Advisor waives or reimburses expenses, the Advisor may seek reimbursement from the Funds to the extent that total annual Fund operating expenses are less than the expense limitation in effect at the time of the reimbursement.

HENNESSY FUNDS	1-800-966-4354

The Advisor previously contractually agreed to limit the expenses of certain Funds.  These agreements have since either expired or have been terminated by the Board of Directors/Trustees.  However, for a period of three years after the year in which the Advisor waives or reimburses expenses, the Advisor may seek reimbursement from the Fund to the extent that total annual fund operating expenses are less than the expense limitation in effect at the time of the waiver or reimbursement.  The Advisor recouped $29,682 of previously reimbursed Original Class expenses for the Large Growth Fund for the year ended October 31, 2011.  As of October 31, 2011, cumulative expenses subject to potential recovery to the aforementioned conditions and year of expiration are as follows:

	Oct. 31, 2012	Oct. 31,2013	Oct. 31,2014	Total
Growth Fund – Institutional Class	$6,062	$—	$—	$6,062
Focus 30 Fund – Institutional Class	$43,673	$—	$—	$43,673
Large Growth Fund – Institutional Class	$5	$—	$—	$5
Value Fund – Institutional Class	$1,298	$—	$—	$1,298

The Board of Directors/Trustees has approved a Shareholder Servicing Plan for the Original Class shares of each of the Funds which was instituted to compensate the Advisor for the non-investment management services it provides to the Funds. The Plan provides for a monthly fee paid to the Advisor at an annual rate of 0.10% of the average daily net assets of the Funds.

The Growth, Focus 30, Large Growth and Value Funds have entered into agreements with various brokers, dealers and financial intermediaries in connection with the sale of shares of the Funds.  The agreements provide for periodic payments by the Funds to the brokers, dealers and financial intermediaries for providing certain shareholder maintenance services (sub-transfer agent expenses).  These shareholder services include: the pre-processing and quality control of new accounts, shareholder correspondence, answering customer inquiries regarding account status and facilitating shareholder telephone transactions.  Fees paid by the Growth, Focus 30, Large Growth and Value Funds to various brokers, dealers and financial intermediaries for the year ended October 31, 2011, were $294,055, $255,602, $24,567 and $113,875, respectively.

The Total Return and Balanced Funds have adopted a plan pursuant to Rule 12b-1 which authorizes payments in connection with the distribution of the Total Return and Balanced Fund shares at an annual rate not to exceed 0.15% of each Fund’s average daily net assets. Amounts paid under the Plan may be spent on any activities or expenses primarily intended to result in the sale of shares, including but not limited to, advertising, compensation for sales and marketing activities or financial institutions and others such as dealers and distributors, shareholder account servicing, the printing and mailing of prospectuses to other than current shareowners and the printing and mailing of sales literature.

U.S. Bancorp Fund Services, LLC (the “Administrator”) acts as the Funds’ administrator under an Administration Agreement. Administrative services under this agreement include custody, distribution, fund accounting, fund administration and transfer agent services.  In addition, the Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the directors; monitors the activities of the Funds’ custodian, transfer agent and accountants;

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coordinates the preparation and payment of the Funds’ expenses and reviews the Funds’ expense accruals. Fees paid to U.S. Bancorp Fund Services, LLC for the year ended October 31, 2011, were $497,644, $411,243, $208,748, $350,415, $166,765, and $34,621 for Growth, Focus 30, Large Growth, Value, Total Return and Balanced Funds, respectively.  The Administrator has voluntarily waived all or a portion of its administration fees allocated to the Institutional Class shares of the Growth, Focus 30, Large Growth and Value Funds.  The administration fees voluntarily waived by the Administrator during the year ended October 31, 2011 were $3,015, $36,294, $155 and $1,773, respectively.

Quasar Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. The Distributor is an affiliated company of U.S. Bank, N.A.

7).	LINE OF CREDIT

The Growth, Focus 30, and Value Funds have $40,000,000, $25,000,000 and $10,000,000 lines of credit, respectively, intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions. The credit facility is with its custodian bank, U.S. Bank, N.A.  Borrowings under this arrangement bear interest at the bank’s prime rate. During the year ended October 31, 2011, the Growth Fund had an outstanding average daily balance and a weighted average interest rate of $7,312 and 3.25%, respectively. The maximum amount outstanding for the Growth Fund during the period was $661,000.  During the year ended October 31, 2011, the Focus 30 Fund had an outstanding average daily balance and a weighted average interest rate of $53,512 and 3.25%, respectively. The maximum amount outstanding for the Focus 30 Fund during the period was $3,586,000. During the year ended October 31, 2011, the Value Fund had an outstanding average daily balance and a weighted average interest rate of $164,578 and 3.25%, respectively. The maximum amount outstanding for the Value Fund during the period was $10,000,000.

8).	FEDERAL TAX INFORMATION

As of October 31, 2011, the components of accumulated earnings (losses) for income tax purposes were as follows:
			Large
	Growth	Focus 30	Growth
	Fund	Fund	Fund
Tax cost of Investments	$203,767,572	$167,113,847	$79,516,812
Unrealized Appreciation	19,602,977	4,725,071	6,865,675
Unrealized Depreciation	(35,823,319)	(1,641,452)	(8,246,007)
Net unrealized appreciation (depreciation)	(16,220,342)	3,083,619	(1,380,332)
Undistributed Ordinary Income	$—	$—	$559,148
Undistributed Long-Term Gains	—	—	15,375,933
Distributable earnings	$—	$—	$15,935,081
Accumulated capital loss	$(245,266,479)	$(43,585,773)	$—
Total accumulated earnings/(loss)	$(261,486,821)	$(40,502,154)	$14,554,749

HENNESSY FUNDS	1-800-966-4354

		Total
	Value	Return	Balanced
	Fund	Fund	Fund
Tax cost of Investments	$107,366,724	$77,141,489	$17,362,733
Unrealized Appreciation	15,529,521	6,362,263	986,813
Unrealized Depreciation	(5,513,002)	(1,486,990)	(289,426)
Net unrealized appreciation (depreciation)	10,016,519	4,875,273	697,387
Undistributed Ordinary Income	$3,329,870	$74,649	$6,275
Undistributed Long-Term Gains	—	—	—
Distributable earnings	$3,329,870	$74,649	$6,275
Accumulated capital loss	$(46,714,841)	$(10,329,856)	$(1,736,101)
Total accumulated loss	$(33,368,452)	$(5,379,934)	$(1,032,439)

The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to wash sales and partnership adjustments.

At October 31, 2011, the Growth Fund had tax basis capital losses of $245,266,479, to offset future capital gains. Of such losses, $1,008,985 expire October 31, 2012, $1,008,985 expire October 31, 2013, $1,008,985 expire October 31, 2014, $1,008,985 expire October 31, 2015, $63,120,201 expire October 31, 2016 and $178,110,338 expire October 31, 2017.

At October 31, 2011, the Focus 30 Fund had tax basis capital losses of $43,585,773, to offset future capital gains. Of such losses, $2,450,635 expire October 31, 2016 and $41,135,138 expire October 31, 2017.

At October 31, 2011, the Large Growth Fund had no tax basis capital losses to offset future capital gains.

At October 31, 2011, the Value Fund had tax basis capital losses of $46,714,841, to offset future capital gains. The losses expire on October 31, 2017.

At October 31, 2011, the Total Return Fund had tax basis capital losses of $10,329,856, to offset future capital gains. The losses expire on October 31, 2017.

At October 31, 2011, the Balanced Fund had tax basis capital losses of $1,736,101, to offset future capital gains. The losses expire on October 31, 2017.

The tax character of distributions paid during 2011 and 2010 for the Funds were as follows:

	Year Ended	Year Ended
Growth Fund	October 31, 2011	October 31, 2010
Ordinary income	$—	$—
Long-term capital gain	—	—
	$—	$—

	Year Ended	Year Ended
Focus 30 Fund	October 31, 2011	October 31, 2010
Ordinary income	$—	$—
Long-term capital gain	—	—
	$—	$—

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	Year Ended	Year Ended
Large Growth Fund	October 31, 2011	October 31, 2010
Ordinary income	$627,807	$358,421
Long-term capital gain	$109,248	—
	$737,055	$358,421

	Year Ended	Year Ended
Value Fund	October 31, 2011	October 31, 2010
Ordinary income	$4,283,374	$2,758,219
Long-term capital gain	—	—
	$4,283,374	$2,758,219

	Year Ended	Year Ended
Total Return Fund	October 31, 2011	October 31, 2010
Ordinary income	$1,003,505	$942,536
Long-term capital gain	—	—
	$1,003,505	$942,536

	Year Ended	Year Ended
Balanced Fund	October 31, 2011	October 31, 2010
Ordinary income	$55,526	$55,545
Long-term capital gain	—	—
	$55,526	$55,545

9).	FUND ACQUISITION

On August 31, 2011, the Board of Directors/Trustees of the Corporation and the Trust approved and declared advisable the acquisition of the Hennessy Cornerstone Growth Fund, Series II (“Growth II Fund”) by the Hennessy Cornerstone Growth Fund (“Growth Fund”). The purpose of the acquisition was to combine two funds managed by Hennessy Advisors, Inc. with comparable investment objectives and strategies.  The acquisition provided for the transfer of assets of the Growth II Fund to the Growth Fund and the assumption of the liabilities of the Growth II Fund by the Growth Fund.  Following the acquisition, the Growth Fund will hold the assets of the Growth Fund II that it acquired until the Growth Fund rebalances its portfolio in the winter, pursuant to its customary procedures.  For financial reporting purposes, assets received and shares issued by the Growth Fund were recorded at fair value; however, the cost basis of the investments received from the Growth II Fund was carried forward to align ongoing reporting of the Growth Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.  The acquisition was effective as of the close of business on October 28, 2011.  The following table illustrates the specifics of the acquisition:

	Shares issued to
Growth II Fund	Shareholders of	Growth Fund	Combined	Tax Status
Net Assets	Growth II Fund	Net Assets	Net Assets	of Transfer
$26,164,811(1)	2,557,259	$166,323,192	$192,488,003	Non-taxable

(1)	Includes accumulated realized losses and unrealized depreciation in the amounts of ($47,367,221) and ($1,807,380) respectively.

HENNESSY FUNDS	1-800-966-4354

Assuming the acquisition had been completed on November 1, 2010, the beginning of the annual reporting period of the Growth Fund, the Growth Fund’s pro forma of operations (unaudited) for the year ended October 31, 2011, are as follows:

Net investment loss	$(1,610,798)
Net realized gain on investments	$46,803,124
Change in unrealized depreciation on investments	$(45,923,349)
Net decrease in net assets resulting from operations	$(731,023)

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Growth II Fund that have been included in the Growth Fund’s statement of operations since October 28, 2011.

10).	THE REGULATED INVESTMENT COMPANY MODERNIZATION ACT

On December 22, 2010, The Regulated Investment Company Modernization Act of 2010 (“Modernization Act”) was signed into law.  In general, the provisions of the Modernization Act will be effective for the Funds’ fiscal year ending October 31, 2012.  Under the Modernization Act, new capital losses may now be carried forward indefinitely, and retain the character of the original loss.  However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in the pre-enactment taxable years.  As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused.  Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital losses, irrespective of the character of the original loss.  Relevant information regarding the impact of the Modernization Act on the Funds will be disclosed in the Federal Tax Information section of the financial statement notes in the Funds’ Annual Report for the fiscal year ending October 31, 2012.

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Report of Independent Registered Public Accounting Firm

The Shareholders and Board of Directors of Hennessy Mutual Funds, Inc., The Hennessy Funds, Inc., and Hennessy Funds Trust:

We have audited the accompanying statements of assets and liabilities of the Hennessy Cornerstone Growth Fund, Hennessy Focus 30 Fund, Hennessy Cornerstone Large Growth Fund, Hennessy Cornerstone Value Fund, Hennessy Total Return Fund and Hennessy Balanced Fund, including the schedules of investments, as of October 31, 2011, and the related statements of operations for the year then ended, statement of cash flows for the year then ended for the Hennessy Total Return Fund, statements of changes in net assets for each of the years in the two- year period then ended, and the financial highlights for each of the periods presented in the five-year period then ended (years ended October 31, 2011 and October 31, 2010,  month ended October 31, 2009 and year ended September 30, 2009 for Hennessy Cornerstone Large Growth Fund). These financial statements and financial highlights are the responsibility of management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the periods presented through September 30, 2008 of the Hennessy Cornerstone Large Growth Fund were audited by other auditors whose report dated November 26, 2008 expressed an unqualified opinion on that statement and those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2011 by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Hennessy Cornerstone Growth Fund, Hennessy Focus 30 Fund, Hennessy Cornerstone Large Growth Fund, Hennessy Cornerstone Value Fund, Hennessy Total Return Fund and Hennessy Balanced Fund as of October 31, 2011, and the results of their operations, the changes in their net assets and the financial highlights for each of the periods described in the first paragraph above, in conformity with U.S. generally accepted accounting principles.

Milwaukee, Wisconsin
December 22, 2011

HENNESSY FUNDS	1-800-966-4354

Directors/Trustees and Officers of the Funds (Unaudited)

The business and affairs of the Funds are managed under the direction of the Funds’ Board of Directors/Trustees.  Information pertaining to the Directors and Officers of the Funds is set forth below.  The Funds’ Statement of Additional Information includes additional information about the Funds’ Directors/Trustees and Officers and is available, without charge, upon request by calling 1-800-966-4354.

	Position(s)	Term of Office
	Held with	and Length of
Name, Age and Address	the Funds	Time Served
“Disinterested Persons”
J. Dennis DeSousa	Director/Trustee	Indefinite, until
Age: 75		successor elected
Address:
c/o Hennessy Advisors, Inc.		HMFI: Since January 1996
7250 Redwood Blvd.		HFI: Since January 1996
Suite 200		HFT: Since July 2005
Novato, CA 94945

Robert T. Doyle	Director/Trustee	Indefinite, until
Age: 64		successor elected
Address:
c/o Hennessy Advisors, Inc.		HMFI: Since January 1996
7250 Redwood Blvd.		HFI: Since January 1996
Suite 200		HFT: Since July 2005
Novato, CA 94945

Gerald P. Richardson	Director/Trustee	Indefinite, until
Age: 66		successor elected
Address:
c/o Hennessy Advisors, Inc.		HMFI: Since May 2004
7250 Redwood Blvd.		HFI: Since May 2004
Suite 200		HFT: Since July 2005
Novato, CA 94945

“Interested Persons” (as defined in the 1940 Act)
Neil J. Hennessy(1)	Director/Trustee,	Director/Trustee:
Age: 55	President,	Indefinite, until
Address:	and Chairman	successor elected
c/o Hennessy Advisors, Inc.	of the Board
7250 Redwood Blvd.		HMFI: Since January 1996
Suite 200		HFI: Since January 1996
Novato, CA 94945		HFT: Since July 2005

Officer (Chairman of the Board):
1 year term

HMFI: Since June 2008
HFI: Since June 2008
HFT: Since June 2008
Key:
HMFI = Hennessy Mutual Funds, Inc.	HFT = Hennessy Funds Trust
HFI = Hennessy Funds, Inc.	HSFT = Hennessy SPARX Funds Trust

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	Number of Portfolios in the	Other Directorships
Principal Occupation(s)	Fund Complex Overseen	Held by
During Past 5 Years	by Director/Trustee	Director/Trustee

Mr. DeSousa is a real estate investor.	9	HSFT

Mr. Doyle has been the Sheriff of Marin	9	HSFT
County, California since 1996.

Mr. Richardson is an independent	9	HSFT
consultant in the securities industries.

Mr. Hennessy has been employed by	9	HSFT
Hennessy Advisors, Inc., the Funds’		Director of Hennessy
investment advisor, since 1989. He currently		Advisors, Inc.
serves as President, Chairman, CEO, Portfolio
Manager and CIO of Hennessy Advisors, Inc.

HENNESSY FUNDS	1-800-966-4354

	Position(s)	Term of Office
	Held with	and Length of
Name, Age and Address	the Funds	Time Served
Joe Fahy	Chief Compliance	1 year term
Age: 33	Officer
Address:		HMFI: Since June 2010
c/o Hennessy Advisors, Inc.		HFI: Since June 2010
7250 Redwood Blvd.		HFT: Since June 2010
Suite 200
Novato, CA 94945

Teresa M. Nilsen(1)	Executive Vice	1 year term
Age: 45	President and
Address:	Treasurer	HMFI: Since January 1996
c/o Hennessy Advisors, Inc.		HFI: Since January 1996
7250 Redwood Blvd.		HFT: Since July 2005
Suite 200
Novato, CA 94945

Daniel B. Steadman(1)	Executive Vice	1 year term
Age: 55	President and
Address:	Secretary	HMFI: Since March 2000
c/o Hennessy Advisors, Inc.		HFI: Since March 2000
7250 Redwood Blvd.		HFT: Since July 2005
Suite 200
Novato, CA 94945

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Number of Portfolios in the
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Director/Trustee	Held by Director
Mr. Fahy has been employed by Hennessy	N/A	None.
Advisors, Inc., the Funds’ investment
advisor, since 2005.

Ms Nilsen has been employed by Hennessy	N/A	Director of Hennessy
Advisors, Inc., the Funds’ investment advisor,		Advisors, Inc.
since 1989. She currently serves as Executive
Vice President, Chief Operations Officer,
Chief Financial Officer and Secretary of
Hennessy Advisors, Inc.

Mr. Steadman has been employed by	N/A	Director of Hennessy
Hennessy Advisors, Inc., the Funds’		Advisors, Inc.
investment advisor, since 2000. He currently
serves as Executive Vice President and Chief
Compliance Officer of Hennessy Advisors, Inc.

HENNESSY FUNDS1-800-966-4354

	Position(s)	Term of Office
	Held with	and Length of
Name, Age and Address	the Funds	Time Served
Tania A. Kelley(1)	Vice President	1 year term
Age: 46	of Marketing
Address:		HMFI: Since October 2003
c/o Hennessy Advisors, Inc.		HFI: Since October 2003
7250 Redwood Blvd.		HFT: Since July 2005
Suite 200
Novato, CA 94945

Ana Miner(1)	Vice President	1 year term
Age: 53	of Operations
Address:		HMFI: Since March 2000
c/o Hennessy Advisors, Inc.		HFI: Since March 2000
7250 Redwood Blvd.		HFT: Since July 2005
Suite 200
Novato, CA 94945

Brian Peery(1)	Co-Portfolio	Officer (Vice President):
Age: 42	Manager and	1 year term
Address:	Vice President
c/o Hennessy Advisors, Inc.		HMFI: Since March 2003
7250 Redwood Blvd.		HFI: Since March 2003
Suite 200		HFT: Since July 2005
Novato, CA 94945

__________

(1)	All officers of the Hennessy Funds and employees of the Advisor are Interested Persons of the Hennessy Funds.

Key:
HMFI = Hennessy Mutual Funds, Inc.
HFI = Hennessy Funds, Inc.
HFT = Hennessy Funds Trust

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Number of Portfolios in the
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Director/Trustee	Held by Director
Ms. Kelley has been employed by	N/A	None.
Hennessy Advisors, Inc., the Funds’
investment advisor, since October 2003.

Ms. Miner has been employed by	N/A	None.
Hennessy Advisors, Inc., the Funds’
investment advisor, since 1998.

Mr. Peery has been employed by	N/A	None.
Hennessy Advisors, Inc., the Funds’
investment advisor, since June 2002.

HENNESSY FUNDS	1-800-966-4354

Expense Example (Unaudited)
October 31, 2011

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in each of the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2011 through October 31, 2011.

Actual Expenses
The first set of lines of the table below provide information about actual account values and actual expenses. Although the Funds charge no sales loads or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent.  If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Funds’ transfer agent. IRA accounts will be charged a $15.00 annual maintenance fee. The example below includes, but is not limited to, management fees, shareholder servicing fees, fund accounting, custody and transfer agent fees.  However, the example below does not include portfolio trading commissions and related expenses, interest expense or dividends on short positions taken by the Fund and other extraordinary expenses as determined under generally accepted accounting principles.  You may use the information within these lines, together with the amount you invested, to estimate the expenses that you paid over the six-month period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second set of lines within the table below provide information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

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	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period(1)
Original Class	5/1/11	10/31/11	5/1/11 – 10/31/11

Actual
Growth Fund – Original Class	$1,000.00	$807.90	$6.06
Focus 30 Fund – Original Class	$1,000.00	$885.60	$6.42
Large Growth Fund – Original Class	$1,000.00	$807.90	$5.92
Value Fund – Original Class	$1,000.00	$955.40	$6.56
Total Return Fund – Original Class	$1,000.00	$996.60	$6.79
Balanced Fund – Original Class	$1,000.00	$996.50	$7.75
Hypothetical (5% return
before expenses)
Growth Fund – Original Class	$1,000.00	$1,018.50	$6.77
Focus 30 Fund – Original Class	$1,000.00	$1,018.40	$6.87
Large Growth Fund – Original Class	$1,000.00	$1,018.65	$6.61
Value Fund – Original Class	$1,000.00	$1,018.50	$6.77
Total Return Fund – Original Class	$1,000.00	$1,018.40	$6.87
Balanced Fund – Original Class	$1,000.00	$1,017.44	$7.83

(1)
Expenses are equal to the Growth Fund’s expense ratio of 1.33%, the Focus 30 Fund’s expense ratio of 1.35%, the Large Growth Fund’s expense ratio of 1.30%, the Value Fund’s expense ratio of 1.33%, the Total Return Fund’s expense ratio of 1.35%, and the Balanced Fund’s expense ratio of 1.54%, multiplied by the average account value over the period, multiplied by 184/365 days (to reflect one-half year period).

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period(2)
Institutional Class	5/1/11	10/31/11	5/1/11 – 10/31/11

Actual
Growth Fund – Institutional Class	$1,000.00	$970.27	$4.87
Focus 30 Fund – Institutional Class	$1,000.00	$982.40	$4.90
Large Growth Fund – Institutional Class	$1,000.00	$987.35	$4.91
Value Fund – Institutional Class	$1,000.00	$993.27	$4.97
Hypothetical (5% return
before expenses)
Growth Fund – Institutional Class	$1,000.00	$1,003.16	$4.95
Focus 30 Fund – Institutional Class	$1,000.00	$1,003.16	$4.95
Large Growth Fund – Institutional Class	$1,000.00	$1,003.16	$4.95
Value Fund – Institutional Class	$1,000.00	$1,003.15	$5.00

(2)
Expenses are equal to the Growth, Focus 30, and Large Growth Fund’s expense ratio of 0.98%, and the Value Fund’s expense ratio of 0.99%, multiplied by the average account value over the period, multiplied by 184/365 days (to reflect one-half year period).

HENNESSY FUNDS1-800-966-4354

How to Obtain a Copy of the Funds’ Proxy Voting Policy and Proxy Voting Records

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge: (1) by calling 1-800-966-4354; (2) on the Hennessy Funds website at www.hennessyfunds.com; or (3) on the U.S. Securities and Exchange Commission’s website at www.sec.gov. Hennessy Funds’ proxy voting record is available on the SEC’s website at www.sec.gov no later than August 31 for the prior 12 months ending June 30.

Quarterly Filings on Form N-Q

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q will be available on the SEC’s website at www.sec.gov. The Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.  Information included in the Funds’ N-Q will also be available upon request by calling 1-800-966-4354.

Federal Tax Distribution Information (Unaudited)

The Large Growth, Value, Total Return and Balanced Fund designated 100%, 100%, 100% and 100%, respectively, of the dividend declared from net investment income during the year ended October 31, 2011, as qualified dividend income under the Jobs Growth and Tax Reconciliation Act of 2003.

For the year ended October 31, 2011, 100%, 98.20%, 100% and 100% of the ordinary income distributions paid by the Large Growth, Value, Total Return and Balanced Funds, respectively, qualify for the dividends received deduction available to corporate shareholders. A portion of the dividend income received by the Value Fund was from American Depositary Receipts which does not qualify for the dividend received deduction available to corporate shareholders.

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Privacy Policy

We collect the following non-public personal information about you:

•
information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income and date of birth;

and

•
information about your transactions with us, our affiliates, or others, including, but not limited to, your account number and balance, payment history, parties to transactions, cost basis information and other financial information.

We do not disclose any non-public personal information about our current or former shareholders to nonaffiliated third parties, except as permitted by law. For example, we are permitted by law to disclose all of the information we collect, as described above, to our Transfer Agent to process your transactions. Furthermore, we restrict access to your non-public personal information to those persons who require such information to provide products or services to you. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your non-public personal information.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with nonaffiliated third parties.

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HENNESSY FUNDS	1-800-966-4354

For information, questions

or assistance, please call

The Hennessy Funds

1-800-966-4354 or 1-415-899-1555

INVESTMENT ADVISOR
Hennessy Advisors, Inc.
7250 Redwood Blvd., Suite 200
Novato, California 94945

ADMINISTRATOR, TRANSFER
AGENT, DIVIDEND PAYING
AGENT & SHAREHOLDER
 SERVICING AGENT
U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin 53201-0701

CUSTODIAN
U.S. Bank N.A.
Custody Operations
1555 North River Center Dr., Suite 302
Milwaukee, Wisconsin 53212

DIRECTORS/TRUSTEES
Neil J. Hennessy
Robert T. Doyle
J. Dennis DeSousa
Gerald P. Richardson

COUNSEL
Foley & Lardner LLP
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202-5306

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
KPMG LLP
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202-5306

DISTRIBUTOR
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

WWW.HENNESSYFUNDS.COM

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of directors has determined that it does not have an audit committee financial expert serving on its audit committee.  At this time, the registrant believes that the experience provided by each member of the audit committee together offers the registrant adequate oversight for the registrant’s level of financial complexity.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 10/31/2011	FYE 10/31/2010
Audit Fees	$55,000	$51,000
Audit-Related Fees	-	-
Tax Fees	$14,000	$9,900
All Other Fees	-	-

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by KPMG, LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 10/31/2011	FYE 10/31/2010
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.  (If more than 50 percent of the accountant’s hours were spent to audit the registrant's financial statements for the most recent fiscal year, state how many hours were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.)
The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.  The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 10/31/2011	FYE 10/31/2010
Registrant	-	-
Registrant’s Investment Adviser	-	-

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Hennessy Mutual Funds, Inc.

By (Signature and Title)*                   /s/Neil J. Hennessy
Neil J. Hennessy, President

Date     January 6, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*                   /s/Neil J. Hennessy
Neil J. Hennessy, President

Date     January 6, 2012

By (Signature and Title)*                   /s/Teresa M. Nilsen
Teresa M. Nilsen, Treasurer

Date     January 6, 2012